SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.                                                 [ ]

Post-Effective Amendment No.                1        (File No. 333-67595)   [X]
                                        ---------

                                                  and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.              3       (File No. 811-7195)             [X]
                               ---------

                        (Check appropriate box or boxes)

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)

                   American Enterprise Life Insurance Company
--------------------------------------------------------------------------------
                               (Name of Depositor)

80 South 8th Street, P.O. Box 534, Minneapolis, MN          55440-0534
--------------------------------------------------------------------------------
(Address of Depositor's Principal Executive Offices)        (Zip Code)

Depositor's Telephone Number, including Area Code           (612) 671-3678
--------------------------------------------------------------------------------

          Mary Ellyn Minenko, IDS Tower 10, Minneapolis, MN 55440-0010
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective: (check appropriate box)

[ ] immediately  upon filing  pursuant to paragraph (b) of Rule 485
[x] on April 30, 1999 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph  (a)(1) of Rule 485
[ ] on (date)  pursuant to paragraph  (a)(1) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus
April 30, 1999

Goldman Sachs Variable Annuity
Individual flexible premium deferred combination fixed/variable annuity


American Enterprise Variable Annuity Account

Issued by: American Enterprise Life Insurance Company
   Administrative Offices:
   80 South Eighth Street
   P.O. Box 534
   Minneapolis, MN 55440-0534
   Telephone:  800-333-3437

This prospectus contains information that you should know before investing. You also will receive the prospectuses relating to all investment series of the Goldman Sachs Variable Insurance Trust. Please read the prospectuses carefully and keep them for future reference. This contract is available for nonqualified annuities, IRAs (including Roth IRAs) and Simplified Employee Pensions Plans
(SEPs).

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this prospectus. Any representation to the contrary is a criminal offense.

An investment in this annuity is not a deposit of a bank or financial institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in this annuity involves investment risk including the possible loss of principal.

A Statement of Additional Information (SAI), dated April 30, 1999, incorporated by reference into this prospectus and filed with the Securities and Exchange Commission (SEC), is available without charge by contacting American Enterprise Life at the telephone number above or by completing and sending the order form on the last page of this prospectus. The table of contents of the SAI is on the last page of this prospectus.

Table of Contents

KEY TERMS                                             3

THE ANNUITY IN BRIEF                                  4

EXPENSE SUMMARY                                       5

FINANCIAL STATEMENTS                                  8

PERFORMANCE INFORMATION                               8

THE VARIABLE ACCOUNT                                  9

THE FUNDS                                            10
Goldman Sachs Conservative Strategy Portfolio        10
Goldman Sachs Balanced Strategy Portfolio            10
Goldman Sachs Growth and Income Strategy Portfolio   10
Goldman Sachs Growth Strategy Portfolio              10
Goldman Sachs Aggressive Growth Strategy Portfolio   10
Goldman Sachs Growth and Income Fund                 10
Goldman Sachs CORE Large Cap Value Fund              10
Goldman Sachs CORE U.S. Equity Fund                  10
Goldman Sachs CORE Large Cap Growth Fund             10
Goldman Sachs CORE Small Cap Equity Fund             10
Goldman Sachs Capital Growth Fund                    10
Goldman Sachs Mid Cap Value Fund                     10
(formerly "Mid Cap Equity Fund")
Goldman Sachs CORE International Equity Fund         10
Goldman Sachs International Equity Fund              10
Goldman Sachs Short Duration Government Fund         10
Goldman Sachs Global Income Fund                     10

THE FIXED ACCOUNT                                    12

BUYING YOUR ANNUITY                                  12
The retirement date                                  13
Beneficiary                                          13
Purchase payment amounts                             13
How to make payments                                 13

CHARGES                                              14
Contract administrative charge                       14
Variable account administrative charge               14
Mortality and expense risk fee                       14
Withdrawal charge                                    14
Waiver of withdrawal charge                          15
Premium taxes                                        16

VALUING YOUR INVESTMENT                              16
Number of units                                      16
Accumulation unit value                              16
Net investment factor                                17
Factors that affect variable subaccount
accumulation units                                   17

MAKING THE MOST OF YOUR ANNUITY                      18
Automated dollar-cost averaging                      18
Asset rebalancing                                    18
Transferring money between subaccounts               18
Transfer policies                                    19
Three ways to request a transfer or a withdrawal     19

WITHDRAWALS FROM YOUR CONTRACT                       21
Withdrawal policies                                  21
Receiving payment when you request a withdrawal      21

CHANGING OWNERSHIP                                   21

BENEFITS IN CASE OF DEATH                            22

THE ANNUITY PAYOUT PERIOD                            23
Annuity payout plans                                 23
Death after annuity payouts begin                    24

TAXES                                                24
Tax qualification                                    26

VOTING RIGHTS                                        26

SUBSTITUTION OF INVESTMENTS                          27

DISTRIBUTION OF THE CONTRACT                         27

ABOUT AMERICAN ENTERPRISE LIFE                       28
Legal proceedings                                    28
Year 2000                                            28

REGULAR AND SPECIAL REPORTS                          29
Services                                             29

APPENDIX A --

EXAMPLE OF DOLLAR COST AVERAGING                     30

TABLE OF CONTENTS OF THE

STATEMENT OF ADDITIONAL INFORMATION                 31

Key terms

These terms can help you  understand  details about your  annuity.

Accumulation unit -- An accounting unit of measure used to calculate the variable account contract value before annuity payouts begin.

American Enterprise Life -- In this prospectus, "we," "us," "our" and "American Enterprise Life" refer to American Enterprise Life Insurance Company.

Annuitant -- The person on whose life or life expectancy the annuity payouts are based.

Annuity payouts -- An amount paid at regular intervals under one of several plans available to the owner and/or any other payee. We can pay this amount on a variable or fixed basis or a combination of both.

Annuity unit -- An accounting unit of measure used to calculate the value of annuity payments from the variable account on or after annuity payouts begin.

Beneficiary -- The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force and before annuity payouts begin.

Close of business -- When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

Contract value -- The total value of your annuity before any applicable withdrawal charge and any contract administrative charge have been deducted.

Contract year -- A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

Fixed account -- An account to which you may allocate purchase payments. Amounts
you  allocate  to  this   account  earn   interest  at  rates  that  we  declare
periodically.

Funds -- Funds that are investment options under your annuity. You may allocate your purchase payments into variable subaccounts investing in shares of any or all of these funds. Each fund is an investment series of Goldman Sachs Variable Insurance Trust, an open-end management investment company.

o Five of the funds are asset allocation funds (Goldman Sachs Strategy Portfolios). Each Goldman Sachs Strategy Portfolio seeks to achieve its investment objectives by investing in a combination of underlying equity, fixed income and/or money market mutual funds for which Goldman Sachs or its affiliates serve as investment adviser or principal underwriter (underlying mutual funds).

o Each of the other funds seeks to achieve its investment objectives by investing directly in fixed income securities, in equity securities or in a combination of both. (See "The funds").

Owner (you, your) -- The person who controls the annuity (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the annuity's benefits.

Qualified annuity -- An annuity that you purchase for one of the following retirement plans that is subject to applicable federal law and any rules of the plan itself:

o    Individual Retirement Annuities (IRAs), including Roth IRAs

o    Simplified   Employee   Pension  Plans  (SEPs)

All other annuities are nonqualified annuities.

Retirement date -- The date when annuity payouts are scheduled to begin.

Trust -- Goldman Sachs Variable Insurance Trust.

Valuation date -- Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each variable subaccount at the close of business on each valuation date.

Variable account -- Consists of separate subaccounts to which you may allocate purchase payments; each subaccount invests in shares of one fund (See "The variable account"). The value of your investment in each variable subaccount changes with the performance of the fund.

Withdrawal value -- The amount you are entitled to receive if you make a full withdrawal from your annuity. It is the contract value minus any applicable withdrawal charge and contract administrative charge.

The annuity in brief

Purpose: The purpose of the annuity is to allow you to accumulate money for retirement. You do this by making one or more investments (purchase payments) that may earn returns that increase the value of the annuity. The annuity provides lifetime or other forms of payouts to you or to anyone you designate beginning at a specified date (the retirement date). As in the case of other annuities, it may not be advantageous for you to purchase this annuity as a replacement for, or in addition to an existing annuity.

Issuer: American Enterprise Life Insurance Company, the issuer of the annuity, is a subsidiary of IDS Life Insurance Company (IDS Life), which is a subsidiary of American Express Financial Corporation (AEFC).

Free look period: You may return your annuity to your financial advisor or to our Minneapolis administrative offices within the time stated on the first page of your contract and receive a full refund of the contract value. We will not deduct any charges. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)

Accounts: Currently, you may allocate your purchase payments among any or all of:

o the subaccounts of the variable account, each of which invests in a fund with a particular investment objective. The value of each variable subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total of purchase payments allocated to the variable subaccounts. (p. 10)

o the fixed account, which earns interest at a rate that we adjust periodically. (p. 12)

Buying the annuity: Your financial advisor will help you complete and submit an application. Applications are subject to acceptance at our Minneapolis administrative offices. You may buy a nonqualified annuity or a qualified annuity. You must make an initial lump-sum payment. You have the option of making additional payments in the future. Some states have time limitations for making additional payments. (p. 12)

o    Minimum initial purchase payment -- $1,000

o    Minimum additional purchase payment -- $100

o    Maximum first-year purchase payments (without prior approval) --

          $2,000,000 (for issue ages 0 to 85)

          $50,000 (for issue ages 86 to 90)

o    Maximum  additional  annual purchase  payments  (without prior approval) --
     $50,000

Transfers: Subject to certain restrictions you currently may redistribute your money among accounts without charge at any time until annuity payouts begin, and once per contract year among the variable subaccounts after annuity payouts begin. You may establish automated transfers among the fixed account and variable subaccount(s). Fixed account transfers are subject to special restrictions. (p. 18)

Withdrawals: You may withdraw all or part of your contract value at any time before the retirement date. You also may establish automated partial withdrawals. Withdrawals may be subject to charges and tax penalties (including a 10% IRS penalty if withdrawals are made prior to your reaching age 591/2) and may have other tax consequences; also, certain restrictions apply. (p. 21)

Changing ownership: You may change ownership of a nonqualified annuity by written instruction, but this may have federal income tax consequences. Restrictions apply to changes of ownership of a qualified annuity. (p. 21)

Payment in case of death: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value. (p. 22)

Annuity payouts: You can apply the contract value to an annuity payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the qualified plan. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each variable subaccount and the fixed account. (p. 23)

Taxes: Generally, your annuity grows tax-deferred until you make withdrawals from it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. Roth IRAs, however, may grow and be distributed tax free if you meet certain distribution requirements. (p. 24)

Charges: Your annuity is subject to a:

o    $30 annual contract administrative charge;

o    0.15% variable account administrative charge;

o    1.25% mortality and expense risk fee; withdrawal charge;

o any premium taxes that may be imposed on us by state or local governments. Currently, we deduct any applicable premium tax when you make a total withdrawal or when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments. (p.
     14); and

o    the operating  expenses of the funds.

Expense summary

The purpose of this table is to help you understand the various costs and expenses associated with your annuity.

You pay no sales charge when you purchase your annuity. We show all costs that you bear directly or indirectly for the variable subaccounts and funds below. Some expenses may vary as we explain under "Charges."

Contract owner expenses:

Withdrawal charge (contingent deferred sales charge as a percentage of purchase payment withdrawn)

          Years from             Withdrawal charge
        payment receipt             percentage

               1                        6%
               2                        6%
               3                        5%
               4                        5%
               5                        4%
               6                        3%
               7                        2%
          Thereafter                    0%

Annual contract administrative charge $30

Variable account annual expenses

Variable account administrative charge
(as a percentage of average daily net assets) 0.15%

Mortality and expense risk fee
(as a percentage of average daily net assets) 1.25%
                                             ------
Total variable account annual expenses        1.40%

   Annual operating expenses of the funds
   (management fees and other expenses deducted as a percentage of average net assets as follows:)


                                                         Growth and             Aggressive                 CORE
                                 Conservative Balanced     Income      Growth     Growth    Growth and   Large Cap  CORE U.S.
                                   Strategy   Strategy    Strategy    Strategy   Strategy     Income       Value     Equity
                           Portfolio+(1)Portfolio+(1)Portfolio+(1)Portfolio+(1) Portfolio+(1)  Fund(2)    Fund(1)    Fund(2)

   Management fees                    0.15%       0.15%       0.15%      0.15%       0.15%       0.75%       0.70%      0.70%

   Other expenses
   (after applicable limitations)*    0.10        0.10        0.10       0.10        0.10        0.15        0.10       0.10
   Underlying mutual fund expenses+   0.73        0.83        0.87       0.90        0.95       --          --         --
---------------------------------------------------------------------------------------------------
   Total
   (after applicable limitations)*    0.98%       1.08%       1.12%      1.15%       1.20%       0.90%       0.80%      0.80%

                                     CORE                                          CORE                    Short
                                   Large Cap CORE Small    Capital     Mid Cap InternationalInternationalDuration    Global
                                    Growth   Cap Equity    Growth       Value     Equity      Equity    Government   Income
                                    Fund(2)    Fund(2)     Fund(1)     Fund(1)    Fund(1)     Fund(2)     Fund(1)    Fund(2)

   Management fees                    0.70%       0.75%       0.75%      0.80%       0.85%       1.00%       0.55%      0.90%
   Other expenses
   (after applicable limitations)*    0.10        0.15        0.15       0.15        0.25        0.25        0.15       0.15
   Underlying mutual fund expenses+  --          --          --         --          --          --          --         --
---------------------------------------------------------------------------------------------------
   Total
   (after applicable limitations)*    0.80%       0.90%       0.90%      0.95%       1.10%       1.25%       0.70%      1.05%

---------------------------------------------------------------------------------------------------

   * Goldman Sachs Asset Management and Goldman Sachs Asset Management
   International, the investment advisers, have voluntarily agreed to reduce or limit certain other expenses (excluding management fees, taxes, interest, brokerage fees, litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed the percentage stated in the above table
   (as calculated per annum) of each fund's respective average daily net assets.
   The investment advisers may modify or discontinue any of the limitations set forth above in the future at their discretion. Without the limitations described above, "Other expenses" and "Total" of the funds would be as follows:

                                                         Growth and             Aggressive                 CORE
                                 Conservative Balanced     Income      Growth     Growth    Growth and   Large Cap  CORE U.S.
                                   Strategy   Strategy    Strategy    Strategy   Strategy     Income       Value     Equity
                             Portfolio+(1)Portfolio+(1)Portfolio+(1)Portfolio+(1)Portfolio+(1)Fund(2)     Fund(1)    Fund(2)

   Other expenses                     0.40%       0.27%      --         --           0.24%       1.94%       0.18%      2.13%
   Total                              1.28%       1.25%      --         --           1.34%       2.69%       0.88%      2.83%

                                     CORE                                          CORE                    Short
                                   Large Cap CORE Small    Capital     Mid Cap InternationalInternationalDuration    Global
                                    Growth   Cap Equity    Growth       Value     Equity      Equity    Government   Income
                                    Fund(2)    Fund(2)     Fund(1)     Fund(1)    Fund(1)     Fund(2)     Fund(1)    Fund(2)

   Other expenses                     2.17%       3.17%       1.03%      0.57%       0.50%       1.97%       0.39%      2.40%
   Total                              2.87%       3.92%       1.78%      1.37%       1.35%       2.97%       0.94%      3.30%

   + Underlying mutual fund expenses for each Goldman Sachs Strategy Portfolio are based upon the strategic allocation of each Portfolio's investment in the underlying mutual funds and upon the total operating expenses of the underlying mutual funds as in effect on December 31, 1998. Actual underlying mutual fund expenses incurred by each Goldman Sachs Strategy Portfolio may vary with changes in the allocation of each Portfolio's assets among the underlying mutual funds and with other events that directly affect the expenses of the underlying mutual funds. For additional information on the total operating expenses of each underlying mutual fund, please refer to the prospectus for the Goldman Sachs Strategy Portfolios.

(1) The fund's expenses are estimated due to the fund not being operational as of December 31, 1998 or being in existence for less than 10 months as of December 31, 1998.

(2)  The fund's  expenses  are based on actual  expenses  for fiscal  year ended
     December 31, 1998.


   Example: #
                                                         Growth and             Aggressive                 CORE
                                 Conservative Balanced     Income      Growth     Growth    Growth and   Large Cap  CORE U.S.
                                   Strategy   Strategy    Strategy    Strategy   Strategy     Income       Value     Equity
                                   Portfolio  Portfolio   Portfolio   Portfolio  Portfolio     Fund        Fund       Fund

   You would pay the following expenses on a $1,000 investment, assuming 5% annual return and full withdrawal at the end of each time period:

   1 year                          $ 85.07     $ 86.10     $ 86.51    $ 86.81     $ 87.33     $ 84.25     $ 83.23    $ 83.23
   3 years                          127.10      130.17      131.40     132.32      133.85      124.64      121.56     121.56
   5 years                          171.71      176.87      178.90     180.43      182.97      167.66      162.51     162.51
   10 years                         280.78      290.89      294.91     297.91      302.89      272.62      262.33     262.33

   You would pay the following expenses on the same investment assuming no withdrawal or selection of an annuity payout plan at the end of each time period:
   1 year                          $ 25.07     $ 26.10     $ 26.51    $ 26.81     $ 27.33     $ 24.25     $ 23.23    $ 23.23
   3 years                           77.10       80.17       81.40      82.32       83.85       74.64       71.56      71.56
   5 years                          131.76      136.87      138.90     140.43      142.97      127.66      122.51     122.51
   10 years                         280.78      290.89      294.91     297.91      302.89      272.62      262.33     262.33

                                     CORE                                          CORE                    Short
                                   Large Cap CORE Small    Capital     Mid Cap InternationalInternationalDuration    Global
                                    Growth   Cap Equity    Growth       Value     Equity      Equity    Government   Income
                                     Fund       Fund        Fund        Fund       Fund        Fund        Fund       Fund

   You would pay the following expenses on a $1,000 investment, assuming 5%
   annual return and full withdrawal at the end of each time period:
   1 year                          $ 83.23     $ 84.25     $ 84.25    $ 84.76     $ 86.30     $ 87.84     $ 82.20    $ 85.79
   3 years                          121.56      124.64      124.64     126.18      130.79      135.38      118.47     129.25
   5 years                          162.51      167.66      167.66     170.22      177.88      185.50      157.35     175.34
   10 years                         262.33      272.62      272.62     277.73      292.90      307.85      251.94     287.87

   You would pay the following expenses on the same investment assuming no withdrawal or selection of an annuity payout plan at the end of each time period:
   1 year                          $ 23.23     $ 24.25     $ 24.25    $ 24.76     $ 26.30     $ 27.84     $ 22.20    $ 25.79
   3 years                           71.56       74.64       74.64      76.18       80.79       85.38       68.47      79.25
   5 years                          122.51      127.66      127.66     130.22      137.88      145.50      117.35     135.34
   10 years                         262.33      272.62      272.62     277.73      292.90      307.85      251.94     287.87

   # In this example, the $30 annual contract administrative charge is approximated as a 0.066% charge based on the average estimated contract size.
   Premium taxes imposed by some state and local governments are not reflected in this example.


   You should not consider this example to be a representation of past or future expenses. Actual expenses may be more or less than those shown.

Financial statements

The SAI contains the audited financial statements of American Enterprise Life.

The SAI does not include financial statements of the subaccounts because they are new and do not have any assets.

Performance information

In the future, performance information for the variable subaccounts may appear from time to time in advertisements or sales literature. In all cases, this information will reflect the performance of a hypothetical investment in a particular subaccount during a particular time period. Currently, we do not provide any performance information for the subaccounts because they are new and have not had any activity to date. Past performance does not guarantee future results. We perform calculations as follows:

Yield -- for subaccounts investing in income funds: We divide net investment income (income less expenses) per accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We convert the result to an annual percentage.

Average annual total return: Expressed as an average annual compounded rate of return of a hypothetical investment over a period of one, five and 10 years (or up to the life of the subaccount if it is less than 10 years old).

Cumulative total return: Represents the cumulative change in the value of an investment over a specified period of time (reflecting change in a subaccount's accumulation unit value). The calculation assumes reinvestment of investment earnings.

Average annual and cumulative total return figures reflect the deduction of all applicable charges, including: the contract administrative charge; mortality and expense risk fee; variable account administrative charge; and withdrawal charge (assuming a withdrawal at the end of the illustrated period). We also may show optional average annual and cumulative total return quotations that do not reflect a withdrawal charge deduction (assuming no withdrawal). We may show average annual and cumulative total return by means of schedules, charts or graphs.

You should consider performance information in light of the investment objectives and policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the given time period. This information does not indicate future performance. Because advertised yields and total return figures include all annuity charges that have the effect of decreasing advertised performance, you should not compare subaccount performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return for the subaccounts.)

If you would like additional information about actual performance, contact us at the address or telephone number on the cover.

The variable account

You may allocate purchase payments to any or all of the subaccounts of the variable account that invest in shares of the following funds, each an investment series of the Goldman Sachs Variable Insurance Trust:

   Goldman Sachs Conservative Strategy Portfolio
   Goldman Sachs Balanced Strategy Portfolio
   Goldman Sachs Growth and Income Strategy Portfolio
   Goldman Sachs Growth Strategy Portfolio
   Goldman Sachs Aggressive Growth Strategy Portfolio
   Goldman Sachs Growth and Income Fund
   Goldman Sachs CORE Large Cap Value Fund
   Goldman Sachs CORE U.S. Equity Fund
   Goldman Sachs CORE Large Cap Growth Fund
   Goldman Sachs CORE Small Cap Equity Fund
   Goldman Sachs Capital Growth Fund
   Goldman Sachs Mid Cap Value Fund
   Goldman Sachs CORE International Equity Fund
   Goldman Sachs International Equity Fund
   Goldman Sachs Short Duration Government Fund
   Goldman Sachs Global Income Fund

We reserve the right to limit the maximum number of subaccounts to which you can allocate purchase payments or contract value at any time.

The variable account also includes other subaccounts that are available under annuities not described in this prospectus. The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law provides that we will not charge a variable subaccount with liabilities of any other variable subaccount or of our general business.

The U.S. Treasury and the IRS indicated that they may provide additional guidance on investment control. This concerns how many variable subaccounts an insurance company may offer and how many exchanges among variable subaccounts it may allow before the owner would be currently taxed on income earned within variable subaccount assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the annuity, as necessary, so that the contract owner will not be subject to current taxation as the owner of the variable subaccount assets.

We intend to comply with all federal tax laws so that the annuity continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the annuity as necessary to comply with any new tax laws.

The variable account was established under Indiana law on July 15, 1987, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of American Enterprise Life.

The funds

Goldman Sachs Conservative Strategy Portfolio seeks current income, consistent with the preservation of capital and secondarily also considers the potential for capital appreciation.

Goldman Sachs Balanced Strategy Portfolio seeks current income and long-term capital appreciation.

Goldman Sachs Growth and Income Strategy Portfolio seeks long-term capital appreciation and current income.

Goldman  Sachs  Growth  Strategy   Portfolio  seeks  capital   appreciation  and
secondarily current income.

Goldman Sachs Aggressive Growth Strategy Portfolio seeks capital appreciation.

Goldman Sachs Growth and Income Fund seeks long-term growth of capital and growth of income through investments in equity securities that are considered to have favorable prospects for capital appreciation and/or dividend paying ability.

Goldman Sachs CORE Large Cap Value Fund seeks long-term growth of capital and dividend income through a broadly diversified portfolio of equity securities of large cap

U.S. issuers that are selling at low to modest valuations relative to general market measures and that are expected to have favorable prospects for capital appreciation and/or dividend-paying ability.

Goldman Sachs CORE U.S. Equity Fund seeks long-term growth of capital and dividend income through a broadly diversified portfolio of large cap and blue chip equity securities representing all major sectors of the U.S. economy.

Goldman Sachs CORE Large Cap Growth Fund seeks long-term growth of capital through a broadly diversified portfolio of equity securities of large cap U.S. issuers that are expected to have better prospects for earnings growth than the growth rate of the general domestic economy. Dividend income is a secondary consideration.

Goldman Sachs CORE Small Cap Equity Fund seeks long-term growth of capital through a broadly diversified portfolio of equity securities of U.S. issuers which are included in the Russell 2000 Index at the time of investment.

Goldman Sachs Capital Growth Fund seeks long-term growth of capital through diversified investments in equity securities of companies that are considered to have long-term capital appreciation potential.

Goldman Sachs Mid Cap Value Fund seeks long-term appreciation primarily through investments in equity securities of companies with public stock market capitalizations within the range of the market capitalization of companies constituting the Russell Midcap Index at the time of investment (currently between $400 million and $16 billion).

Goldman Sachs CORE International Equity Fund seeks long-term growth of capital through a broadly diversified portfolio of equity securities of large cap companies that are organized outside the U.S. or whose securities are principally traded outside the U.S.

Goldman Sachs International Equity Fund seeks long-term capital appreciation through investments in equity securities of companies that are organized outside the U.S. or whose securities are principally traded outside the U.S.

Goldman Sachs Short Duration Government Fund seeks a high level of current income and secondarily, in seeking current income, may also consider the potential for capital appreciation. The Fund invests primarily in securities issued or guaranteed by the U.S. government, its agencies, instrumentalities or sponsored enterprises.

Goldman Sachs Global Income Fund seeks a high total return, emphasizing current income, and, to a lesser extent, providing opportunities for capital appreciation. The Fund invests primarily in a portfolio of high quality fixed-income securities of U.S. and foreign issuers and foreign currencies.

The investment objectives and policies of some of the funds are similar to the investment objectives and policies of other mutual funds that GSAM, GSAMI and their affiliates manage. Although the objectives and policies may be similar, the investment results of the funds may be higher or lower than the results of such other mutual funds. GSAM, GSAMI and their affiliates cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment adviser, manager or sponsor.

The five Goldman Sachs Strategy Portfolios are asset allocation funds. The assets of each Goldman Sachs Strategy Portfolio are invested in underlying mutual funds for which Goldman Sachs or its affiliates serve as investment adviser or principal underwriter (underlying mutual funds). For this reason, the investment performance of each Goldman Sachs Strategy Portfolio is directly related to the investment performance of the underlying mutual funds in which it invests. The ability of each Goldman Sachs Strategy Portfolio to meet its investment objectives is directly related to the ability of the underlying mutual funds to meet their objectives as well as to the allocation among those underlying mutual funds.

Goldman Sachs Asset Management (GSAM), New York, New York, serves as the investment adviser to all funds except the Goldman Sachs International Equity and Global Income Funds. Goldman Sachs Asset Management International (GSAMI), London, England, serves as the investment adviser to the Goldman Sachs International Equity and Global Income Funds. As of February 28, 1999, GSAM, together with its affiliates, acted as investment adviser or distributor for assets in excess of $199 billion. The investment advisers cannot guarantee that the funds (or any of the underlying mutual funds in which the Goldman Sachs Strategy Portfolios invest) will meet their investment objectives. Also, there is not any guarantee that your contract value will equal or exceed the total purchase payments you made. Please read the Goldman Sachs Variable Insurance Trust prospectuses relating to the funds for complete information on investment risks, deductions, expenses and other facts you should know before investing. You should consider carefully, and on a continuing basis, which funds are best suited to your long-term investment needs. Some funds involve more risk than others, so please monitor your investment. The Goldman Sachs Variable Insurance Trust prospectuses are available by contacting us at our administrative offices address or telephone number on the front of this prospectus.

All funds are available to serve as investment options under variable annuities, variable life insurance policies and qualified plans. It is possible that in the future it may be disadvantageous for variable annuity accounts, variable life insurance accounts and/or qualified plans to invest in the available funds simultaneously. Although American Enterprise Life and the funds currently do not foresee any such disadvantages, the trust's Board of Trustees will monitor events in order to identify any material conflicts between such annuity owners, policy owners and qualified plans and to determine what action, if any, should be taken in response to a conflict. If the Board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and qualified plan accounts, the variable annuity contract holders would not bear any expenses associated with establishing separate funds. Please refer to the Goldman Sachs Variable Insurance Trust prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and qualified plan accounts.

The Internal Revenue Service (IRS) has issued final regulations relating to the diversification requirements under Section 817(h) of the Internal Revenue Code of 1986, as amended (Code). Each fund intends to comply with these requirements.

The fixed account

You also may allocate purchase payments to the fixed account. We back the principal and interest guarantees relating to the fixed account. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of the general account of American Enterprise Life, the company's main portfolio of investments. We credit and compound interest daily to produce an effective annual interest rate. We may change the interest rate from time to time. However, we guarantee that the rate will not be less than a 3% effective annual interest rate. We will not change the rate we credit to any portion of the fixed account contract value more than once each year.

Because of exemptive and exclusionary provisions, interests in the fixed account have not been registered under the Securities Act of 1933 (1933 Act), and the fixed account is not registered as an investment company under the 1940 Act. Accordingly, neither the fixed account nor any interests in it are generally subject to the provisions of the 1933 or 1940 Acts. We have been advised that the staff of the SEC has not reviewed the disclosures in this prospectus that relate to the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Transfer policies" for restrictions on transfers involving the fixed account).

Buying your annuity

Your financial advisor will help you prepare and submit your application, and send it along with your initial purchase payment to our Minneapolis administrative office. As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy an annuity or become an annuitant if you are 90 or younger (63 or younger for qualified annuities purchased in Maryland and Washington).

   When you apply, you may select:

o    the fixed account and/or subaccount(s) in which you want to invest;

o    how you want to make purchase payments;

o    the date you want to start receiving annuity payouts (the retirement date);

o    and a beneficiary.

If your application is complete, we will process it and apply your purchase payment to the fixed account and subaccount(s) you selected within two business days after we receive it at our Minneapolis administrative offices. If we accept your application, we will send you a contract. If we cannot accept your application within five business days, we will decline it and return your payment. We will credit additional purchase payments you make to your accounts on the valuation date we receive them. We will value the additional payments at the next accumulation unit value calculated after we receive your payments at our Minneapolis administrative offices.

You may make monthly payments to your annuity under a Systematic Investment Plan
(SIP). To begin the SIP, you will complete and send a form and your first payment along with your application. There is no charge for SIP. You can stop your SIP payments at any time.

In most states, you may make additional purchase payments to nonqualified and qualified annuities until the retirement date.

The retirement date

Annuity payouts are scheduled to begin on the retirement date. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

For nonqualified annuities and Roth IRAs, the retirement date must be:

o    no earlier than the 60th day after the contract's effective date; and

o no later than the annuitant's 85th birthday (or the 10th contract anniversary, if later).

For qualified annuities (except Roth IRAs), to avoid IRS penalty taxes, the retirement date generally must be:

o    on or after the annuitant reaches age 591/2; and

o by April 1 of the year following the calendar year when the annuitant reaches age 701/2.

If you are taking the minimum IRA distribution as required by the Code from another tax-qualified investment, or in the form of partial withdrawals from this annuity, annuity payouts can start as late as the annuitant's 85th birthday or the 10th contract anniversary, if later.

Beneficiary

If death benefits become payable before the retirement date while the contract is in force and before annuity payouts begin, we will pay your named beneficiary all or part of the contract value. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in case of death" for more about beneficiaries.)

Purchase payment amounts

Minimum initial purchase payment (includes SIPs): $1,000

Minimum additional purchase payment (includes SIPs): $100

Maximum first-year purchase payments:
$2,000,000 (for issue ages 0 to 85 without prior approval)
$50,000 (for issue ages 86 to 90 without prior approval)

Maximum annual purchase payments after the first year: $50,000 (without prior approval)

How to make payments

By letter

Send your check along with your name and contract number to:

Regular mail:

American Enterprise Life Insurance Company
80 South Eighth Street
P.O. Box 534
Minneapolis, MN 55440-0534

Express mail:

American Enterprise Life Insurance Company
Attention: Unit 829
733 Marquette Avenue
Minneapolis, MN 55402

By SIP:
Contact your financial advisor to complete the necessary SIP paperwork.

Charges

Contract administrative charge

We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value. We will waive this charge when the contract value is $50,000 or more on the current contract anniversary. If you take a full withdrawal from your contract, we will deduct the $30 annual charge at the time of withdrawal regardless of contract value. We cannot increase the annual contract charge and it does not apply after annuity payouts begin or when we pay death benefits.

Variable account administrative charge

We apply this charge daily to the variable subaccounts. It is reflected in the unit values of the subaccounts and it totals 0.15% of their average daily net assets on an annual basis. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. We cannot increase the variable account administrative charge.

Mortality and expense risk fee

We charge this fee daily to the variable subaccounts. The unit values of your subaccounts reflect this charge and it totals 1.25% of their average daily net assets on an annual basis. This fee covers the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long the entire group of American Enterprise Life annuitants live. If, as a group, American Enterprise Life annuitants outlive the life expectancy we have assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, American Enterprise Life annuitants do not live as long as expected, we could profit from the mortality risk fee. Expense risk arises because we cannot increase the contract administrative charge and variable account administrative charge and these charges may not cover our expenses. We would have to make up any deficit from our general assets.

The subaccounts pay us the mortality and expense risk fee they have accrued as follows: first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest; then, if necessary, the funds redeem shares to cover any remaining fees payable. We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the withdrawal charge, discussed in the following paragraphs, will cover sales and distribution expenses.

Withdrawal charge

If you withdraw part or all of your contract, you may be subject to a withdrawal charge. We calculate the withdrawal charge by drawing from your total contract value in the following order:

1. First, we withdraw up to 10% of your prior anniversary contract value that you have not yet withdrawn during this contract year. There is no withdrawal charge on this amount.

2. Next, we withdraw contract earnings, if any, that are greater than the annual 10% free withdrawal amount described in number 1 above. Contract earnings are contract value minus all purchase payments received and not previously withdrawn. There is no withdrawal charge on this amount.

3. Next, we withdraw purchase payments we received eight or more years before the withdrawal and not previously withdrawn. There is no withdrawal charge on purchase payments received eight or more years before withdrawal.

4. Finally, if necessary, we withdraw purchase payments received in the seven years before the withdrawal on a "first-in, first-out" (FIFO) basis. There is a withdrawal charge on these payments. We determine your withdrawal charge by multiplying each of these payments by the applicable withdrawal charge percentage, and then totaling the withdrawal charges.

The withdrawal charge percentage depends on the number of years since you made the payment(s) withdrawn.

          Years from             Withdrawal charge
        payment receipt             percentage
               1                        6%
               2                        6%
               3                        5%
               4                        5%
               5                        4%
               6                        3%
               7                        2%
          Thereafter                    0%

Withdrawal charge calculation example

   The following is an example of the calculation we would make to determine the withdrawal charge on a contract with this history:

o The contract date is July 1, 1999 with a contract year of July 1 through June 30 and with an anniversary date of July 1 each year; and

o We received these payments -- $10,000 July 1, 1999, $8,000 Dec. 31, 2005 and $6,000 Feb. 20, 2007; and

o The owner withdraws the contract for its total withdrawal value of $38,101 on Aug. 5, 2009 and had not made any other withdrawals during that contract year; and

o    The prior anniversary July 1, 2008 contract value was $38,488.

       Withdrawal
         charge       Explanation
          $ 0         $3,848.80 is 10% of the prior anniversary contract value
                      withdrawn without withdrawal charge; and
            0         $10,252.20 is contract earnings in excess of the 10% free
                      withdrawal amount withdrawn without withdrawal charge; and
            0         $10,000 July 1, 1999 payment was received eight or more
                      years before withdrawal and is withdrawn without
                      withdrawal charge; and
           400        $8,000 Dec. 31, 2005 payment is in its fourth year from
                      receipt, withdrawn with a 5% withdrawal charge; and
           300        $6,000 Feb. 20, 2007 payment is in its third year from
                      receipt withdrawn with a 5% withdrawal charge.
         -------
          $700

For a partial withdrawal that is subject to a withdrawal charge, the amount we actually withdraw from your contract value will be the amount you request plus any applicable withdrawal charge. We apply the withdrawal charge to this total amount. We pay you the amount you requested. If you take a full withdrawal from your contract, we also will deduct the $30 contract charge.

Waiver of withdrawal charge

There are no withdrawal charges for:

o withdrawals during the year totaling the greater of 10% of your prior contract anniversary contract value or contract earnings;

o required minimum distributions from a qualified annuity (for those amounts required to be distributed from the annuity described in this prospectus);

o    contracts settled using an annuity payout plan;

o    death benefits;

o withdrawals you make under your contract's "Waiver of Withdrawal Charges" provision. To the extent permitted by state law, your contract will include this provision when the owner and annuitant are under age 76 on the date we issue the contract. We will waive withdrawal charges that normally are assessed upon full or partial withdrawal if you provide proof satisfactory to us that, as of the date you request the withdrawal, you or the annuitant are confined to a hospital or nursing home and have been for the prior 60 days. (See your annuity contract for additional conditions and restrictions on this waiver.)

o withdrawals you make if you or the annuitant are diagnosed in the second or later contract years as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of the licensed physician's statement. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed.

Possible group reductions: In some cases, lower sales and administrative expenses may be incurred due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and withdrawal charges. However, we expect this to occur infrequently.

Premium taxes

Certain state and local governments impose premium taxes (up to 3.5%). These taxes depend upon your state of residence or the state in which the contract was sold. Currently, we deduct any applicable premium tax when you make a full withdrawal from your contract or when annuity payouts begin, but we reserve the right to deduct this tax at other times such as when you make purchase payments.

Valuing your investment

Here is how we value your fixed account and variable subaccounts:

Fixed account: We value the amounts allocated to the fixed account directly in dollars. The fixed account value equals:

o the sum of your purchase payments and transfer amounts allocated to the fixed account; plus

o    interest credited; minus

o the sum of amounts withdrawn (including any applicable withdrawal charges) and amounts transferred out; and minus

o    any prorated contract administrative charge.

Variable subaccounts: We convert amounts you allocated to the variable subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the variable subaccounts, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, each time you take a partial withdrawal, transfer amounts out of a variable subaccount or we assess a contract administrative charge, we subtract a certain number of accumulation units from your contract.

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

Number of units

To calculate the number of accumulation units for a particular subaccount, we divide your investment by the current accumulation unit value.

Accumulation unit value

The current accumulation unit value for each variable subaccount equals the last value times the subaccount's current net investment factor.

Net investment factor

   The net investment factor is determined by:

o adding the fund's current net asset value per share, plus per-share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

o    dividing that sum by the previous adjusted net asset value per share; and

o subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the unit value may increase or decrease. You bear all the investment risk in a variable subaccount.

Factors that affect variable subaccount accumulation units

Accumulation units may change in two ways; in number and in value. Here are the factors that influence those changes:

The number of accumulation units you own may fluctuate due to:

o    additional purchase payments you allocate to the variable subaccount(s);

o    transfers into or out of the variable subaccount(s); partial withdrawals;

o    withdrawal charges; and/or

o    prorated portions of the contract administrative charge.

Accumulation unit values will fluctuate due to:

o    changes in net asset value of fund(s);

o    dividends distributed to the variable subaccount(s);

o    capital gains or losses of fund(s);

o    fund operating expenses;

o    mortality and expense risk fees; and/or

o    variable account administrative charges.

Making the most of your annuity

Automated dollar-cost averaging

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might have a set amount transferred monthly from a relatively conservative variable subaccount to a more aggressive one, or to several others, or from the fixed account to one or more variable subaccounts. You also can obtain the benefits of dollar-cost averaging by setting up regular automatic SIP payments. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the underlying funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

Dollar-cost averaging does not guarantee that any variable subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because this strategy involves continuous investing, your success with dollar-cost averaging will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your financial advisor. Some restrictions may apply. (See Appendix A for an example of how dollar cost averaging works.)

Asset rebalancing

You can ask us in writing to automatically rebalance the variable subaccount portion of your contract value either quarterly, semi-annually or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each variable subaccount matches your current variable subaccount percentage allocations. These percentage allocations must be in whole numbers. Asset rebalancing does not apply to the fixed account. There is no charge for asset rebalancing.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your financial advisor.

Transferring money between subaccounts

You may transfer money from any one subaccount, or the fixed account, to another before annuity payouts begin. (Certain restrictions apply to transfers involving the fixed account.) We will process your transfer request on the valuation date we receive it. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in switching investments.

We may suspend or modify transfer privileges at any time. In addition, we may modify or restrict the right to transfer contract values between the subaccounts if we determine, in our sole discretion, that the exercise of that right by one or more contract owners is, or would be, to the disadvantage of other contract owners. Any modification could be applied to transfers to or from some or all of the subaccounts. These modifications could include, but not be limited to:

o    the requirement of a minimum time period between each transfer;

o not accepting transfer requests of a financial advisor acting under a power of attorney on behalf of more than one contract owner; or

o limiting the dollar amount that a contract owner can transfer between the subaccounts and the fixed account at any one time.

We may apply these modifications or restrictions in any reasonable manner to prevent transfers we consider to be to the disadvantage of other contract owners. (For information on transfers after annuity payouts begin, see "Transfer policies.")

   Transfer policies

o You may transfer contract values between the variable subaccounts or from the subaccount(s) to the fixed account at any time. However, if you have made a transfer from the fixed account to the subaccount(s), you may not make a transfer from any subaccount back to the fixed account for six months following that transfer.

o You may transfer contract values from the fixed account to the variable subaccount(s) on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up for certain transfer periods subject to certain minimums).

o If we receive your request on or within 30 days before or after the contract anniversary date, the transfer from the fixed account to the variable subaccount(s) will be effective on the day we receive it.

o We will not accept requests for transfers from the fixed account at any other time.

o Once annuity payouts begin, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the variable subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest.

THREE ways to request a transfer or a withdrawal

1 By letter
Send  your  name,   contract   number,   Social   Security  number  or  taxpayer
identification number and signed request for a transfer or withdrawal to:


Regular mail:
American Enterprise Life Insurance Company
80 South Eighth Street
P.O. Box 534
Minneapolis, MN 55440-0534

Express mail:
American Enterprise Life Insurance Company
Attention: Unit 829
733 Marquette Avenue
Minneapolis, MN 55402

Minimum amount
Transfers or withdrawals:     $100 or entire variable subaccount or fixed
                              account balance

Maximum amount
Transfers or withdrawals:     Contract value or the entire variable subaccount
                              or fixed account balance

2 By automated transfers and automated partial withdrawals

Your financial advisor can help you set up automated transfers among your subaccount(s) or fixed account or partial withdrawals from the accounts.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

o Automated transfers may not exceed an amount that, if continued, would deplete the fixed account or subaccount(s) from which you are transferring within 12 months unless we agree otherwise.

o Automated transfers and automated partial withdrawals are subject to all of the contract provisions and terms, including transfer of contract values between accounts. Automated withdrawals may be restricted by applicable law under some contracts.

o Automated partial withdrawals may result in IRS taxes and penalties on all or part of the amount withdrawn.

Minimum amount
Automated transfers or withdrawals: $100 monthly/$250 quarterly, semiannually or annually

Maximum amount
Automated transfers or withdrawals: Contract value (except for automated transfers from the fixed account)

3  By Phone
Call between 8 a.m. and 6 p.m. Central time:
1-800-333-3437 or
(612) 671-7700 (Minneapolis/St. Paul area)

Minimum amount
For transfers or withdrawals:$500 or entire subaccount or fixed account balance

Maximum amount
For transfers: Contract value or the entire subaccount or fixed account balance For withdrawals: $25,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or withdrawal requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone surrender within 30 days of an address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers and withdrawals are automatically available. You may request that telephone transfers and withdrawals not be authorized from your account by writing to us.

Withdrawals from your contract

As owner, you may withdraw all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your withdrawal request on the valuation date we receive it. We will compute the value of your contract at the next accumulation unit value calculated after we receive your request. For total withdrawals we may ask you to return the contract. You may have to pay withdrawal charges (see "Withdrawal charge") and IRS taxes and penalties (see "Taxes"). You cannot make withdrawals after annuity payouts begin.

Withdrawal policies

If you have a balance in more than one account and request a partial withdrawal, we will withdraw money from all your subaccounts and/or the fixed account in the same proportion as your value in each correlates to your total contract value, unless you request otherwise.

Receiving payment when you request a withdrawal

By regular or express mail:

o    Payable to owner.

o Normally mailed to address of record within seven days after receiving your request. However, we may postpone the payment if:

-- the withdrawal amount includes a purchase payment check that has not cleared;

--   the NYSE is closed, except for normal holiday and weekend closings;

--   trading on the NYSE is restricted, according to SEC rules;

-- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

--   the SEC permits us to delay payment for the protection of security holders.

NOTE: We will charge you a fee if you request express mail delivery.

Changing ownership

You may change ownership of your nonqualified annuity at any time by filing a change of ownership on a form approved by us and sent to our Minneapolis administrative offices. The change will become binding upon us when we receive and record it. We will honor any change of ownership request believed to be authentic and will use reasonable procedures to confirm authenticity. If these procedures are followed, we do not take responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code.

Benefits in case of death

If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:

1.   the contract value; or

2. the total purchase payments paid less any "adjustments for partial withdrawals;" or

3. the "maximum anniversary value" immediately preceding the date of death increased by the dollar amount of any payments since that anniversary and reduced by any adjustments for partial withdrawals since that anniversary.

If you own the contract in joint tenancy with rights of survivorship, we will pay benefits upon the first to die of either owner or of the annuitant.

We calculate "adjustments for partial withdrawals" for each partial withdrawal as the product of (a) times (b) where:

(a) is the ratio of the amount of the partial withdrawal (including any applicable withdrawal charge) to the contract value on the date of (but prior to) the partial withdrawal; and

(b)  is the death benefit on the date of (but prior to) the partial withdrawal.

Each contract anniversary prior to the earlier of your or the annuitant's 81st birthday, we calculate the anniversary value which is the greater of:

(a)  the contract value on that anniversary; or

(b)  total  payments  made  to  the  contract  minus   adjustments  for  partial
     withdrawals.

The "maximum anniversary value" is equal to the greatest of these anniversary values.

Example:

o    The contract is purchased with a payment of $20,000 on January 1, 1999.

o On January 1, 2000 (the first contract anniversary) the contract value has grown to $24,000.

o On March 1, 2000 the contract value has fallen to $22,000, at which point the owner takes a $1,500 partial withdrawal, leaving a contract value of $20,500.

      The death benefit on March 1, 2000 is calculated as follows:
      The "maximum anniversary value:"            $24,000.00
      (the greatest of the anniversary values
      which was the contract value on
      January 1, 2000)

      plus any purchase payments paid
      since that anniversary:                          +0.00

      less any "adjusted partial withdrawal"
      taken since that anniversary,

      calculated as:      1,500    x    24,000     =-1,636.36
                          -------                  ----------
                          22,000
      for a death benefit of:                     $22,363.64

If your spouse is sole beneficiary under a nonqualified annuity and you die before the retirement date, your spouse may keep the annuity as owner. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force. Under a qualified annuity, if the annuitant dies before the Code requires distributions to begin, and the spouse is the only beneficiary, the spouse may keep the annuity as owner until the date on which the spouse reaches age 701/2 or any other date permitted by the Code. To do this, the spouse must give us written instructions within 60 days after we receive proof of death.

Payments: Under a nonqualified annuity, we will pay the beneficiary in a single sum unless you have given us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

o the beneficiary asks us in writing within 60 days after we receive proof of death; and

o payouts begin no later than one year after your death, or other date as permitted by the Code; and

o the payout period does not extend beyond the beneficiary's life or life expectancy.

When paying the beneficiary, we will process the death claim on the valuation date that our death claim requirements are fulfilled. We will determine the contract's value at the next accumulation unit value calculated after our death claim requirements are fulfilled. We will pay interest, if any, from the date of death at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

Other rules may apply to qualified annuities. (See "Taxes.")

The annuity payout period

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct withdrawal charges under the payout plans listed below.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your retirement date (less any applicable premium tax). You may reallocate this contract value to the fixed account to provide fixed dollar payouts and/or among the subaccounts to provide variable annuity payouts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest.

Amounts of fixed and variable payouts depend on:

o    the annuity payout plan you select;

o    the annuitant's age and, in most cases, sex;

o    the annuity table in the contract; and

o    the amounts you allocated to the account(s) at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccount(s) you select. These payouts will vary from month to month because the performance of the underlying funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month.) For information with respect to transfers between accounts after annuity payouts begin, see "Transfer policies."

Annuity payout plans

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are to be used to purchase the payout plan:

o Plan A -- Life annuity -- no refund: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death; we will not make any further payouts. This means that if the annuitant dies after we have made only one monthly payout, we will not make any more payouts.

o Plan B -- Life annuity with five, 10 or 15 years certain: We make monthly payouts for a guaranteed payout period of five, 10 or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period has expired. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

o Plan C -- Life annuity -- installment refund: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

o Plan D -- Joint and last survivor life annuity -- no refund: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

o Plan E -- Payouts for a specified period: We make monthly payouts for a specific payout period of 10 to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. In addition, a 10% IRS penalty tax could apply under this payout plan. (See "Taxes.")

Restrictions for some qualified plans: If you purchased a qualified annuity, you may be required to select a payout plan that provides for payouts:

o    over the life of the annuitant;

o    over the joint lives of the annuitant and a designated beneficiary;

o    for a period not exceeding the life expectancy of the annuitant; or

o for a period not exceeding the joint life expectancies of the annuitant and a designated beneficiary.

You have the responsibility for electing a payout plan the complies with your contract and with applicable law.

If we do not receive instructions: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you have allocated to the fixed account will provide fixed dollar payouts and contract values that you have allocated among the subaccounts will provide variable annuity payouts.

If monthly payouts would be less than $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

Death after annuity payouts begin

If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

Taxes

Generally, under current law, any increase in your contract value is taxable to you only when you receive a payout or withdrawal. (However, see detailed discussion below.) Any portion of the annuity payouts and any withdrawals you request that represent ordinary income normally are taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements.

Qualified annuities: We designed this contract for use with an IRA, Roth IRA or SEP. Special rules apply to these retirement plans. Your rights to benefits may be subject to the terms and conditions of these retirement plans regardless of the terms of the contract.

o An IRA permits eligible individuals to make deductible and non-deductible contributions of up to $2,000 annually that will grow on a tax-deferred basis.

o A Roth IRA allows eligible individuals to make after-tax contributions of up to $2,000 and, if certain holding period and distribution rules are met, permits the contributions to grow and be distributed tax-free.

o A SEP permits employers to make IRA contributions on behalf of their employees, subject to certain limitations.

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions during your life (except for Roth IRAs) and after your death. You should refer to your retirement plan or adoption agreement, or consult a tax adviser for more information about these distribution rules.

Annuity payouts under nonqualified annuities: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. All amounts you receive after your investment in the annuity is fully recovered will be subject to tax.

Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

Annuity payouts under qualified annuities (except Roth IRAs): Under a qualified annuity, the entire payout generally is includable as ordinary income and subject to tax except to the extent that contributions were made with after-tax dollars. If you or your employer invested in your contract with deductible or pre-tax dollars as part of an IRA or SEP, such amounts are not considered to be part of your investment in the contract and will be taxed when paid to you.

Withdrawals: If you withdraw part or all of your contract before your annuity payouts begin, your withdrawal payment will be taxed to the extent that the value of your contract immediately before the withdrawal exceeds your investment. You also may have to pay a 10% IRS penalty for withdrawals you make prior to age 591/2 unless certain exceptions apply. For qualified annuities, other penalties may apply if you make withdrawals from your annuity before your plan specifies that you can receive payouts.

Death benefits to beneficiaries: The death benefit under an annuity (except a Roth IRA) is not tax exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the year(s) he or she receives the payments. The death benefit under a Roth IRA generally is not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

Annuities owned by corporations, partnerships or trusts: For nonqualified annuities any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax deferred.

   Penalties: If you receive amounts from your contract before reaching age 591/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received by you or your beneficiary:

o    because of your death;

o    because you become disabled (as defined in the Code);

o if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or

o if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities). For a qualified annuity, other penalties or exceptions may apply if you make withdrawals from your annuity before your plan specifies that payouts can be made.

Withholding, generally: If you receive all or part of the contract value from an annuity, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual tax return.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security number or taxpayer identification number, you may elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full withdrawal) we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security number or taxpayer identification number, you may elect not to have this withholding occur.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding. The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

Transfer of ownership of a nonqualified annuity: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift, and also may be a withdrawal for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the annuity will be the value of the annuity at the time of the transfer.

Collateral assignment of a nonqualified annuity: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a withdrawal.

Important: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax adviser if you have any questions about taxation of your contract.

Tax qualification

We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

Voting rights

As a contract owner with investments in the variable subaccount(s), you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each variable subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

o    the reserve held in each subaccount for your contract; divided by

o    the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each account. We will send notice of these meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we have received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we have received instructions.

Substitution of investments

We may change the funds from which the subaccounts buy shares if:

o    laws or regulations change;

o    the existing funds become unavailable; or

o in the judgment of American Enterprise Life, the funds no longer are suitable for the subaccounts.

If any of these situations occur, we have the right to substitute the funds held in the subaccounts for other registered open-end management investment companies when American Enterprise Life believes it would be in the best interest of persons having voting rights under the contracts.

   We may also:

o    add new subaccounts;

o    combine any two or more subaccounts;

o    make additional subaccounts investing in additional funds;

o    transfer assets to and from the subaccounts or the variable account; and

o    eliminate or close any subaccounts.

In the event of substitution or any of these changes, American Enterprise Life, without the consent or approval of the owners, may amend the contract and take whatever action is necessary and appropriate. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments. American Enterprise Life will notify owners of any substitution or change.

Distribution of the contract

American Express Service Corporation (AESC), serves as the principal underwriter for the contract. Its administrative offices are located at 80 South Eighth Street, Minneapolis, MN 55402. AESC is a wholly-owned subsidiary of American Express Travel Related Services Company which is a wholly-owned subsidiary of American Express Company.

The contracts will be distributed by broker-dealers which have entered into distribution agreements with AESC and American Enterprise Life. AESC and American Enterprise Life have contracted with Goldman Sachs & Co. to provide marketing and wholesaling services and they will compensate Goldman Sachs & Co. for these services.

American Enterprise Life will pay commissions for sales of the contracts of up to 6.5% of purchase payments to the broker-dealers, or the insurance agencies affiliated with the broker-dealers, which have entered into distribution agreements with AESC and American Enterprise Life. Sometimes AESC and American Enterprise Life will enter into an agreement with a broker-dealer and its affiliated insurance agencies to pay the commissions as a combination of a certain amount of the commission at the time of sale and a trail commission
(which, when totaled, could exceed 6.5% of purchase payments). In addition, American Enterprise Life may pay certain sellers additional compensation for selling and distribution activities under certain circumstances. From time to time, American Enterprise Life will pay or permit other promotional incentives, in cash or credit or other compensation.

About American Enterprise Life

American Enterprise Life issues the annuities. American Enterprise Life is a wholly-owned subsidiary of IDS Life, which is a wholly-owned subsidiary of AEFC. AEFC is a wholly-owned subsidiary of American Express Company. American Express Company is a financial services company principally engaged through subsidiaries (in addition to AEFC) in travel related services, investment services and international banking services.

American Enterprise Life is a stock life insurance company organized in 1981 under the laws of the state of Indiana. Its administrative offices are located at 80 South Eighth Street, Minneapolis, MN 55402. Its statutory address is 100 Capitol Center South, 201 North Illinois Street, Indianapolis, IN 46204. American Enterprise Life is licensed in the state of Indiana and it conducts a conventional life insurance business.

Legal Proceedings

A number of lawsuits have been filed against life and health insurers in jurisdictions in which American Enterprise Life and AEFC do business involving insurers' sales practices, alleged agent misconduct, failure to properly supervise agents and other matters. American Enterprise Life and AEFC, like other life and health insurers, from time to time are involved in such litigation. On October 13, 1998, an action entitled Richard W. And Elizabeth J. Thoresen vs. American Express Financial Corporation, American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company and IDS Life Insurance Company of New York was commenced in Minnesota State Court. The action was brought by individuals who purchased an annuity in a qualified plan. They allege that the sale of annuities in tax-deferred contributory retirement investment plans (e.g., IRAs) is never appropriate. The plaintiffs purport to represent a class consisting of all persons who made similar purchases. The plaintiffs seek damages in an unspecified amount. American Enterprise Life also is a defendant in various other lawsuits. In American Enterprise Life's opinion, none of these lawsuits will have a material adverse effect on our financial condition.

Year 2000

The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of American Enterprise Life and the variable account. American Enterprise Life and the variable account have no computer systems of their own but are dependent upon the systems of AEFC and certain other third parties.

A comprehensive review of AEFC's computer systems and business processes has been conducted to identify the major systems that could be affected by the Year 2000 issue. Steps are being taken to resolve any potential problems including modification to existing software and the purchase of new software. These measures are scheduled to be completed and tested on a timely basis. AEFC's target date for substantially completing corrective measures on business critical systems was December 31, 1998. Substantial testing of these systems was targeted for completion early in 1999. AEFC currently is on track with this schedule and also is on track to finish the work on non-critical systems by June 30, 1999. The Year 2000 readiness of unaffiliated investment managers and other third parties whose system failures could have an impact on American Enterprise Life's and the variable account's operations continues to be evaluated. The potential materiality of any such impact is not known at this time.

AEFC's Year 2000 project includes establishing Year 2000 contingency plans for all key business units. Business continuation plans, which address business continuation in the event of a system disruption, are in place for all key business units. These plans are being amended to include specific Year 2000 considerations and will continue to be refined throughout 1999 as additional information related to potential Year 2000 exposure is gathered.

Regular and special reports

Services

To help you track and evaluate the performance of your annuity, American Enterprise Life provides:

Quarterly statements showing the value of your investment.

Annual reports containing required information on the annuity and its underlying investments.

Appendix A

Example of Dollar Cost Averaging

How dollar-cost averaging works


                                                               Number
                                        Amount  Accumulation  of units
                                Month  invested  unit value   purchased

   By investing an              Jan      $100       $20        5.00
   equal number of
   dollars each month ...       Feb       100        18        5.56

                                Mar       100        17        5.88

   you automatically            Apr       100        15        6.67
   buy more units
   when the per unit            May       100        16        6.25
   market price is low ...
                                Jun       100        18        5.56

                                Jul       100        17        5.88

                                Aug       100        19        5.26

   and fewer units              Sep       100        21        4.76
   when the per unit
   market price is high         Oct       100        20        5.00

You have paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any variable subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.

Table of contents of the Statement of Additional Information

   Performance Information                                3
   Calculating Annuity Payouts                            4
   Rating Agencies                                        6
   Principal Underwriter                                  6
   Independent Auditors                                   7
   Prospectus                                             7
   Financial Statements --
      American Enterprise Life Insurance Company          7

This page left blank intentionally

   Please check the appropriate box to receive a copy of the Statement of Additional Information for:

   _______ Goldman Sachs Variable Annuity

   _______ Goldman Sachs Variable Insurance Trust


   Mail your request to:
   American Enterprise Life Insurance Company
   80 South Eighth Street
   P.O. Box 534
   Minneapolis, MN 55440-0534
   800-333-3437


   American Enterprise Life will mail your request to:

   Your name ______________________________________________

   Address ________________________________________________

   City______________________  State_____ Zip _____________

   This page left blank intentionally

   This page left blank intentionally

   This page left blank intentionally

   This page left blank intentionally

   This page is not part of the prospectus.

   American Enterprise Life Insurance Company
   Administrative Offices:
   80 South Eighth Street
   P.O. Box 534
   Minneapolis, MN 55440-0534
   800-333-3437

American Express Financial Advisors Inc., member NASD

(C) 1999 American Enterprise Life Insurance Company
All rights reserved.

VAPRO / 50K / 4-99

43356 C (4/99)>

                       STATEMENT OF ADDITIONAL INFORMATION

                                       for

                         GOLDMAN SACHS VARIABLE ANNUITY

                  AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT

                                 April 30, 1999


American  Enterprise  Variable Annuity Account is a separate account established
and  maintained  by  American   Enterprise  Life  Insurance   Company  (American
Enterprise Life).

This Statement of Additional Information (SAI), dated April 30, 1999, is not a prospectus. It should be read together with the prospectus dated April 30, 1999, which you can obtain from your financial advisor, or by writing or calling American Enterprise Life at the address or telephone number below.


American Enterprise Life Insurance Company
80 South Eighth Street
P.O. Box 534
Minneapolis, MN 55440-0534
800-333-3437

                                TABLE OF CONTENTS

Performance Information ...............................p.3

Calculating Annuity Payouts ...........................p.4

Rating Agencies........................................p.6

Principal Underwriter..................................p.6

Independent Auditors...................................p.7

Prospectus.............................................p.7

Financial Statements -
       American Enterprise Life Insurance Company

PERFORMANCE INFORMATION

Calculation of yield for the subaccounts investing in income funds

For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                            YIELD = 2[(a-b + 1)6 - 1]
                                       cd

where: a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period that were
                      entitled to receive dividends
                  d = the maximum  offering price per  accumulation  unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which the subaccount invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.

Calculation of Average Annual Total Return

We will express quotations of average annual total return for a subaccount in terms of the average annual compounded rate of return of a hypothetical investment in the annuity over a period of one, five and 10 years (or, if less, up to the life of the account), calculated according to the following formula:

                                  P(1+T)n = ERV

where:            P  =  a hypothetical initial payment of $1,000
                  T  =  average annual total return
                  n  =  number of years
                ERV  =  Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the one-, five-, or 10-year (or other) period at the end of the one-, five-, or 10-year (or other) period (or fractional portion thereof)

Aggregate Total Return

Aggregate total return represents the cumulative change in value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute aggregate total return using the following formula:

                                     ERV - P
                                        P

where:            P = a hypothetical initial payment of $1,000
               ERV  = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the one-, five-, or 10- year (or other) period at the end of the one-, five-, or 10-year (or other) period (or fractional portion thereof)

When we calculate average annual or aggregate total return, the Securities and Exchange Commission (SEC) requires that we make an assumption that the contract owner withdraws the entire contract at the end of the one-, five- and 10- year periods (or, if less, up to the life of the subaccount). In addition, we may show performance figures without the deduction of a withdrawal  charge.  All total return figures reflect the deduction of all applicable charges including the contract administrative charge, the variable account administrative charge and the mortality and expense risk fee.

Independent rating or statistical services or publishers or publications such as The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News & World Report, The Wall Street Journal and Wiesenberger Investment Companies Service may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

CALCULATING ANNUITY PAYOUTS

The Variable Account

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout: To compute your first monthly payment, we:

o determine the dollar value of your annuity as of the valuation date on (or next day preceding) the seventh calendar day before the retirement date and then deduct any applicable premium tax; then

o apply the result to the annuity table contained in the contract or another table at least as favorable. The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date on (or next day preceding) the seventh calendar day before the retirement date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

Subsequent Payouts: To compute later payouts, we multiply:

o the annuity unit value on the valuation date on (or next day preceding) the seventh calendar day before the payout is due; by

o    the fixed number of annuity units credited to you.

Annuity Table: The table shows the amount of the first monthly payment for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.) The table assumes that the contract value is invested at the beginning of the annuity payout period and earns a 4% rate of return, which is reinvested and helps to support future payouts.

Annuity Unit Values: This value originally was set at $1 for each subaccount. To calculate later value we multiply the last annuity value by the product of:

o    the net investment factor; and

o the neutralizing factor. The purpose of the neutralizing factor is to offset the effect of the assumed investment rate built into the annuity table. With an assumed investment rate of 4%, the neutralizing factor is
     0.999893 for a one day valuation period.

Net Investment Factor: We determine this value by:

o adding the underlying fund's current net asset value per share plus per-share amount of any current dividend or capital gain distribution; then

o    dividing that sum by the previous net asset value per share; and

o subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the underlying fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a variable subaccount.

The Fixed Account

Your fixed annuity payout amounts are guaranteed by American Enterprise Life. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

o take the value of your fixed account at the retirement date or the date you have selected to begin receiving your annuity payouts; then

o using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

RATING AGENCIES

The following chart reflects the ratings given to American Enterprise Life by independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the variable subaccounts of the annuity. This information relates only to the fixed account and reflects American Enterprise Life's ability to make annuity payouts and to pay death benefits and other distributions from the annuities.

                  Rating agency                      Rating

                    A.M. Best                          A+
                                                    (Superior)

                  Duff & Phelps                       AAA

                    Moody's                            Aa2

PRINCIPAL UNDERWRITER

The principal underwriter for the variable accounts is American Express Service Corporation which offers the variable contracts on a continuous basis.

INDEPENDENT AUDITORS

The financial statements of American Enterprise Life Insurance Company (a wholly-owned subsidiary of IDS Life Insurance Company) appearing in this Statement of Additional Information have been audited by Ernst & Young LLP (1400 Pillsbury Center, 200 South Sixth Street, Minneapolis, MN 55402), independent auditors, as stated in their report appearing herein.

PROSPECTUS

The prospectus, dated April 30, 1999, is hereby incorporated in this SAI by reference.

Report of Independent Auditors

The Board of Directors
American Enterprise Life Insurance Company


We have audited the accompanying balance sheets of American Enterprise Life Insurance Company (a wholly owned subsidiary of IDS Life Insurance Company) as of December 31, 1998 and 1997, and the related statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of American Enterprise Life Insurance Company at December 31, 1998 and 1997, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1998, in conformity with generally accepted accounting principles.





February 4, 1999
Minneapolis, Minnesota



                                AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
                                              BALANCE SHEETS
                                               December 31,
                                   ($ thousands, except share amounts)

ASSETS                                                                                  1998              1997
------                                                                             - -----------    -  -------

Investments:
  Fixed maturities:
        Held to maturity, at amortized cost (fair value:
           1998, $1,126,732 ; 1997, $1,223,108)                                         $1,081,193       $1,186,682
        Available for sale, at fair value (amortized cost:
           1998, $2,526,712; 1997, $2,609,621)                                           2,594,858        2,685,799
                                                                                       -----------      -----------
                                                                                         3,676,051        3,872,481

  Mortgage loans on real estate                                                            815,806          738,052
  Other investments                                                                         12,103           16,024
                                                                                     -------------    -------------
          Total investments                                                              4,503,960        4,626,557

Accounts receivable                                                                            214              563
Accrued investment income                                                                   61,740           59,588
Deferred policy acquisition costs                                                          196,479          224,501
Other assets                                                                                    43              117
Separate account assets                                                                    123,185           62,087
                                                                                      ------------    -------------

          Total assets                                                                  $4,885,621       $4,973,413
                                                                                        ==========       ==========

LIABILITIES AND STOCKHOLDER'S EQUITY

Liabilities:
  Future policy benefits for fixed annuities                                            $4,166,852       $4,343,213
  Policy claims and other policyholders' funds                                               7,389           11,328
  Deferred income taxes                                                                     23,199           35,601
  Amounts due to brokers                                                                    54,347           34,935
  Other liabilities                                                                         24,500           16,905
  Separate account liabilities                                                             123,185           62,087
                                                                                       -----------     ------------
          Total liabilities                                                              4,399,472        4,504,069

Stockholder's equity:
  Capital stock, $100 par value per share;
    100,000 shares authorized,
    20,000 shares issued and outstanding                                                     2,000            2,000
  Additional paid-in capital                                                               282,872          282,872
  Accumulated other comprehensive income:
     Net unrealized securities gains                                                        44,295           49,516
  Retained earnings                                                                        156,982          134,956
                                                                                      ------------     ------------
          Total stockholder's equity                                                       486,149          469,344
                                                                                      ------------     ------------

Total liabilities and stockholder's equity                                              $4,885,621       $4,973,413
                                                                                        ==========       ==========



                                         See accompanying notes.




                                AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
                                           STATEMENTS OF INCOME
                                         Years ended December 31,
                                              ($ thousands)

                                                                       1998              1997             1996
                                                                 ---   ------      ---   ------     ---   ----

Revenues:
  Net investment income                                               $340,219          $332,268         $271,719
  Contractholder charges                                                 6,387             5,688            5,450
  Mortality and expense risk fees                                        1,275               641              303
  Net realized loss on investments                                      (4,788)             (509)          (5,258)
                                                                    ----------        ----------      -----------

          Total revenues                                               343,093           338,088          272,214
                                                                     ---------         ---------       ----------

Benefits and expenses:
  Interest credited on investment contracts                            228,533           231,437          191,672
  Amortization of deferred policy acquisition costs                     53,663            36,803           30,674
  Other operating expenses                                              24,476            24,890           14,133
                                                                    ----------        ----------         --------

          Total benefits and expenses                                  306,672           293,130          236,479
                                                                     ---------         ---------          -------

Income before income taxes                                              36,421            44,958           35,735

Income taxes                                                            14,395            16,645           12,912
                                                                    ----------        ----------        ---------

Net income                                                           $  22,026         $  28,313         $ 22,823
                                                                     =========         =========         ========





                                         See accompanying notes.



                                AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
                                    STATEMENTS OF STOCKHOLDER'S EQUITY
                                   Three years ended December 31, 1998
($ thousands)
                                                                                               Accumulated Other
                                                                                                 Comprehensive
                                                         Total                    Additional
                                                     Stockholder's    Capital      Paid-In          Income,         Retained
                                                         Equity        Stock       Capital        Net of Tax        Earnings

Balance, December 31, 1995                               $296,816       $2,000       $177,872        $ 33,124         $83,820
Comprehensive income:
     Net income                                            22,823           --             --              --          22,823
      Unrealized holding losses arising
           during the year, net of  taxes of
        $12,282                                           (22,810)          --             --         (22,810)             --
      Reclassification adjustment for losses
           included in net income, net of tax
           of $(1,093)                                      2,029           --             --           2,029              --
                                                                                               -------------------
                                                    -----------------
     Other comprehensive loss                             (20,781)          --             --         (20,781)             --
                                                    -----------------
     Comprehensive income                                   2,042
Capital contribution from parent                           65,000           --         65,000              --              --
                                                    ---------------------------------------------------------------------------

Balance, December 31, 1996                                363,858        2,000        242,872          12,343         106,643
Comprehensive income:
     Net income                                            28,313           --             --              --          28,313
     Unrealized holding gains arising
          during the year, net of taxes of
       $(19,891)                                           36,940           --             --          36,940              --
       Reclassification adjustment for losses
           included in net income, net of tax
           of $(126)                                          233           --             --             233              --
                                                                                               -------------------
                                                    -----------------
     Other comprehensive income                            37,173           --             --          37,173              --
                                                    -----------------
     Comprehensive income                                  65,486
Capital contribution from parent                           40,000                      40,000
                                                    ---------------------------------------------------------------------------

Balance, December 31, 1997                                469,344        2,000        282,872          49,516         134,956
Comprehensive income:
     Net income                                            22,026           --             --              --          22,026
     Unrealized holding losses arising
         during the year, net of taxes of $3,400           (6,314)          --             --          (6,314)             --
     Reclassification adjustment for losses
          included in net income, net of tax                1,093
          of $(588)                                                         --             --           1,093              --
                                                    -----------------                          -------------------
                                                                                               -------------------
     Other comprehensive loss                              (5,221)          --             --          (5,221)             --
                                                    -----------------
                                                    -----------------
     Comprehensive income                                  16,805
                                                    ---------------------------------------------------------------------------

Balance, December 31, 1998                               $486,149       $2,000       $282,872         $44,295        $156,982
                                                    ===========================================================================


                                         See accompanying notes.


                                AMERICAN ENTERPRISE LIFE INSURANCE COMPANY
                                         STATEMENTS OF CASH FLOWS
                                         Years ended December 31,
                                              ($ thousands)
                                                                                1998              1997             1996__
                                                                          -   --------      -   --------         --------
Cash flows from operating activities:
  Net income                                                                 $   22,026        $   28,313        $   22,823
  Adjustments to reconcile net income to net cash
    provided by (used in) operating activities:
      Change in accrued investment income                                        (2,152)           (8,017)           (9,692)
      Change in accounts receivable                                                 349             9,304                --
      Change in deferred policy acquisition costs, net                           28,022           (21,276)          (32,651)
      Change in other assets                                                         74             4,840           (10,007)
      Change in policy claims and other policyholders' funds                     (3,939)          (16,099)           15,786
      Deferred income tax (benefit) provision                                    (9,591)           (2,485)            5,084
      Change in other liabilities                                                 7,595             1,255             8,621
      Amortization of premium (accretion of discount), net                          122            (2,316)           (2,091)
      Net realized loss on investments                                            4,788               509             5,258
      Other, net                                                                  2,544               959              (129)
                                                                          -------------         ---------         ----------

         Net cash provided by (used in) operating activities                     49,838            (5,013)            3,002

Cash flows from investing activities: Fixed maturities held to maturity:
        Purchases                                                                    --            (1,996)          (16,967)
        Maturities                                                               73,601            41,221            26,190
        Sales                                                                    31,117            30,601            27,944
    Fixed maturities available for sale:
        Purchases                                                              (298,885)         (688,050)         (921,914)
        Maturities                                                              335,357           231,419           212,212
        Sales                                                                    48,492            73,366            47,542
    Other investments:
        Purchases                                                              (161,252)         (199,593)         (212,182)
        Sales                                                                    78,681            29,139            19,850
    Change in amounts due to brokers                                             19,412           (53,796)           88,568
                                                                             ----------        -----------       ----------

          Net cash provided by (used in) investing activities                   126,523          (537,689)         (728,757)

Cash flows from financing activities: Activity related to investment contracts:
    Considerations received                                                     302,158           783,339           846,378
    Surrenders and other benefits                                              (707,052)         (552,903)         (312,362)
    Interest credited to account balances                                       228,533           231,437           191,672
  Change in securities sold under repurchase agreements                              --                --           (67,000)
  Capital contribution from parent                                                     --          40,000            65,000
                                                                          ---------------      ----------         ---------

          Net cash (used in) provided by financing activities                  (176,361)          501,873           723,688
                                                                             -----------        ---------          --------

Net decrease in cash and cash equivalents                                            --           (40,829)           (2,067)

Cash and cash equivalents at beginning of year                                         --          40,829            42,896
                                                                          ---------------      ----------         ---------

Cash and cash equivalents at end of year                                  $          --     $          --        $   40,829
                                                                          ==============    ==============       ==========

                                         See accompanying notes.


1.   Summary of significant accounting policies

     Nature of business

     American Enterprise Life Insurance Company (the Company) is a stock life insurance company that is domiciled in Indiana and is licensed to transact insurance business in 48 states. The Company's principal product is deferred annuities, which are issued primarily to individuals. It offers single premium and annual premium deferred annuities on both a fixed and variable dollar basis.
     Immediate annuities are offered as well.

     Basis of presentation

     The Company is a wholly owned subsidiary of IDS Life Insurance Company (IDS
     Life), which is a wholly owned subsidiary of American Express Financial Corporation (AEFC). AEFC is a wholly owned subsidiary of American Express Company. The accompanying financial statements have been prepared in conformity with generally accepted accounting principles which vary in certain respects from reporting practices prescribed or permitted by the Indiana Department of Insurance (see Note 4).

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     Investments

     Fixed maturities that the Company has both the positive intent and the ability to hold to maturity are classified as held to maturity and carried at amortized cost. All other fixed maturities are classified as available for sale and carried at fair value. Unrealized gains and losses on securities classified as available for sale are reported as a separate component of accumulated other comprehensive income, net of deferred income taxes.

     Realized investment gain or loss is determined on an identified cost basis.

     Prepayments are anticipated on certain investments in mortgage-backed securities in determining the constant effective yield used to recognize interest income. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

     Mortgage loans on real estate are carried at amortized cost less an allowance for mortgage loan losses. The estimated fair value of the mortgage loans is determined by a discounted cash flow analysis using mortgage interest rates currently offered for mortgages of similar maturities.

     Impairment of mortgage loans is measured as the excess of the loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. The amount of the impairment is recorded in an allowance for mortgage loan losses. The allowance for mortgage loan losses is maintained at a level that management believes is adequate to absorb estimated losses in the portfolio. The level of the allowance account is determined based on several factors, including historical experience, expected future principal and interest payments, estimated collateral values, and current and anticipated economic and political conditions. Management regularly evaluates the adequacy of the allowance for mortgage loan losses.

     The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

     The cost of interest rate caps and floors is amortized to investment income over the life of the contracts and payments received as a result of these agreements are recorded as investment income when realized. The amortized cost of interest rate caps and floors is included in other investments.

     When evidence  indicates a decline,  which is other than temporary,  in the
     underlying  value  or  earning  power  of  individual   investments,   such
     investments are written down to the fair value by a charge to income.

     Statements of cash flows

     The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost which approximates fair value.

     Supplementary information to the statements of cash flows for the years ended December 31, is summarized as follows:

                                         1998          1997             1996
                                         ----          -----            ----
    Cash paid during the year for:
      Income taxes                       $19,035      $19,456           $10,317
      Interest on borrowings               5,437        1,832               998

     Contractholder charges

     Contractholder   charges  include  surrender  charges  and  fees  collected regarding the issue and administration of annuity contracts.

     Deferred policy acquisition costs

     The costs of acquiring new business, principally sales compensation, policy issue costs, and certain sales expenses, have been deferred on annuity contracts. These costs are amortized using primarily the interest method.

     Liabilities for future policy benefits

     Liabilities for deferred annuities are accumulation values. Liabilities for fixed annuities in a benefit status are based on the established industry mortality tables with various interest rates ranging from 5.5 percent to
     8.75 percent, depending on year of issue.

     Federal income taxes

     The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

     Included in other liabilities at December 31, 1998 and 1997 are $3,504 payable to and $1,289, receivable from , respectively, IDS Life for federal income taxes.

     Separate account business

     The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity contract owners. The Company receives mortality and expense risk fees from the variable annuity separate accounts.

     The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

     Accounting Changes

     Effective January 1, 1998, the Company adopted Statement of Financial Accounting Standards (SFAS) No. 130, "Reporting Comprehensive Income." SFAS No. 130 requires the reporting and display of comprehensive income and its components. Comprehensive income is defined as the aggregate change in stockholder's equity excluding changes in ownership interests. For the Company, it is net income and the unrealized gains or losses on available-for-sale securities net of taxes and reclassification adjustment.

     In March 1998, the American Institute of Certified Public Accountants (AICPA) issued Statement of Position (SOP) 98-1, "Accounting for Costs of Computer Software Developed or obtained for Internal Use." The SOP, which is effective January 1, 1999, requires the capitalization of certain costs incurred after the date of adoption to develop or obtain software for internal use. Software utilized by the Company is owned by AEFC and will be capitalized on AEFC's financial statements. As a result, the new rule will not have a material impact on the Company's results of operations or financial condition.

     In December 1997, the AICPA issued SOP 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments", providing guidance for the timing of recognition of liabilities related to guaranty fund assessments. The Company will adopt the SOP on January 1, 1999. The Company has historically carried a balance in other liabilities on the balance sheet for potential guaranty fund assessment exposure. Adoption of the SOP will not have a material impact on the Company's results of operations or financial condition

     In June 1998, the Financial Accounting Standards Board issued SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities," which is effective January 1, 2000. This Statement establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. It requires that an entity recognize all derivatives as either assets or liabilities in the balance sheet and measure those instruments at fair value. The accounting for changes in the fair value of a derivative depends on the intended use of the derivative and the resulting designation. Earlier application of all of the provisions of this Statement is encouraged, but it is permitted only as of the beginning of any fiscal quarter that begins after issuance of the Statement. This Statement cannot be applied retroactively. The ultimate financial impact of the new rule will be measured based on the derivatives in place at adoption and cannot be estimated at this time.

     Reclassification

     Certain 1997 and 1996 amounts have been reclassified to conform to the 1998 presentation.

2.   Investments

     Fair values of investments in fixed maturities represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates and market data from independent brokers and financial files.

     The amortized cost, gross unrealized gains and losses and fair value of investments in fixed maturities at December 31, 1998 are as follows:


                                                                       Gross            Gross
                                                    Amortized       Unrealized       Unrealized          Fair
    Held to maturity                                  Cost              Gains          Losses            Value
    ----------------                             --------------   ----  -------        ------       ---- -----
    U.S. Government agency obligations            $       8,652     $      423      $        --      $      9,075
    State and municipal obligations                       3,003            149               --             3,152
    Corporate bonds and obligations                     877,140         48,822            6,670           919,292
    Mortgage-backed securities                          192,398          2,844               29           195,213
                                                   ------------     ----------       ----------       -----------
                                                     $1,081,193       $ 52,238          $ 6,699        $1,126,732
                                                     ==========       ========          =======        ==========

    Available for sale
    U.S. Government agency obligations            $       2,062    $       116      $        --      $      2,178
    Corporate bonds and obligations                   1,472,814         69,990           34,103         1,508,701
    Mortgage-backed securities                        1,051,836         32,232               89         1,083,979
                                                    -----------     ----------      -----------         ---------
                                                     $2,526,712       $102,338          $34,192        $2,594,858
                                                     ==========       ========          =======        ==========

     The amortized cost, gross unrealized gains and losses and fair value of investments in fixed maturities at December 31, 1997 are as follows:

                                                                       Gross            Gross
                                                    Amortized       Unrealized       Unrealized          Fair
    Held to maturity                                  Cost              Gains           Losses           Value
    ----------------                             --------------   ----  -------    --   ------      ---- -----
    U.S. Government agency obligations             $     11,120      $     710      $        --      $     11,830
    State and municipal obligations                       3,003            173               --             3,176
    Corporate bonds and obligations                     970,498         38,176            2,763         1,005,911
    Mortgage-backed securities                          202,061          1,497            1,367           202,191
                                                   ------------      ---------          -------       -----------
                                                     $1,186,682        $40,556           $4,130        $1,223,108
                                                     ==========        =======           ======        ==========

    Available for sale
    U.S. Government agency obligations            $       2,077    $        13       $       --      $      2,090
    Corporate bonds and obligations                   1,273,217         52,207            8,020         1,317,404
    Mortgage-backed securities                        1,334,327         33,017            1,039         1,366,305
                                                    -----------       --------          -------        ----------
                                                     $2,609,621        $85,237           $9,059        $2,685,799
                                                     ==========        =======           ======        ==========


     The amortized cost and fair value of investments in fixed maturities at December 31, 1998 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                        Amortized            Fair
    Held to maturity                       Cost             Value

    Due in one year or less            $     33,208      $     33,499
    Due from one to five years              215,010           227,139
    Due from five to ten years              539,917           562,708
    Due in more than ten years              100,660           108,173
    Mortgage-backed securities              192,398           195,213
                                       ------------      ------------
                                         $1,081,193        $1,126,732

                                        Amortized            Fair
    Available for sale                     Cost             Value

    Due in one year or less          $          350    $          358
    Due from one to five years               96,412           101,441
    Due from five to ten years              981,556         1,021,961
    Due in more than ten years              396,558           387,119
    Mortgage-backed securities            1,051,836         1,083,979
                                          ---------         ---------
                                         $2,526,712        $2,594,858

     During the years ended December 31, 1998, 1997 and 1996, fixed maturities classified as held to maturity were sold with amortized cost of $31,117, $29,561 and $27,969, respectively. Net gains and losses on these sales were not significant. The sales of these fixed maturities were due to significant deterioration in the issuers' creditworthiness.

     In addition, fixed maturities available for sale were sold during 1998 with proceeds of $48,492 and gross realized gains and losses of $2,835 and $4,516, respectively. Fixed maturities available for sale were sold during 1997 with proceeds of $73,366 and gross realized gains and losses of $1,081 and $1,440, respectively. Fixed maturities available for sale were sold during 1996 with proceeds of $47,542 and gross realized gains and losses of $17 and $3,139, respectively.

     At December 31, 1998, bonds carried at $3,292 were on deposit with various states as required by law.

     At December 31, 1998, investments in fixed maturities comprised 82 percent of the Company's total invested assets. These securities are rated by Moody's and Standard & Poor's (S&P), except for securities carried at approximately $480 million which are rated by AEFC internal analysts using criteria similar to Moody's and S&P. A summary of investments in fixed maturities, at amortized cost, by rating on December 31 is as follows:

           Rating                         1998             1997
    ----------------------         --   --------     --  ------
    Aaa/AAA                            $1,242,301        $1,531,588
    Aa/AA                                  45,526            34,167
    Aa/A                                   60,019            69,775
    A/A                                   422,725           421,733
    A/BBB                                 228,656           222,022
    Baa/BBB                             1,030,874           954,962
    Baa/BB                                 79,687            84,053
    Below investment grade                498,117           478,003
                                     ------------      ------------
                                       $3,607,905        $3,796,303

     At December 31, 1998, approximately 94 percent of the securities rated Aaa/AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer are greater than one percent of the Company's total investments in fixed maturities.

     At December 31, 1998, approximately 18 percent of the Company's invested assets were mortgage loans on real estate. Summaries of mortgage loans by region of the United States and by type of real estate are as follows:


                                               December 31, 1998                        December 31, 1997
                                            -----------------------                  ---------------------
                                          On Balance         Commitments         On Balance         Commitments
    Region                                   Sheet           to Purchase           Sheet            to Purchase
    South Atlantic                          $198,552            $    651          $186,714             $  9,199
    Middle Atlantic                          129,284                 520           128,239               10,167
    East North Central                       134,165               2,211           125,018                6,294
    Mountain                                 113,581                  --            94,061               11,620
    West North Central                       119,380               9,626            96,701               11,135
    New England                               46,103                  --            50,932                   --
    Pacific                                   43,706                  --            33,052                   --
    West South Central                        32,086                  --            19,573                   --
    East South Central                         7,449                  --             7,480                   --
                                           ---------        ------------         ---------         ------------
                                             824,306              13,008           741,770               48,415
    Less allowance for losses                  8,500                  --             3,718                   --
                                          ----------        ------------        ----------         ------------
                                            $815,806             $13,008          $738,052              $48,415
                                            ========             =======          ========              =======


                                               December 31, 1998                       December 31, 1997
                                              -------------------                     -------------------
                                          On Balance         Commitments         On Balance         Commitments
              Property type                  Sheet            to Purchase          Sheet            to Purchase
    Department/retail stores                $253,380          $     781           $242,307            $  9,683
    Apartments                               186,030              2,211            189,752              10,167
    Office buildings                         206,285              9,496            169,177               7,262
    Industrial buildings                      82,857                520             60,195              17,430
    Hotels/Motels                             45,552                 --             33,508                  --
    Medical buildings                         33,103                 --             30,103               3,873
    Nursing/retirement homes                   6,731                 --              9,552                  --
    Mixed Use                                 10,368                 --              7,176                  --
                                          ----------       ------------        -----------        ------------
                                             824,306             13,008            741,770              48,415
    Less allowance for losses                  8,500                 --              3,718                  --
                                         -----------        -----------        -----------         -----------
                                            $815,806            $13,008           $738,052             $48,415
                                            ========            =======           ========             =======

     Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to purchase mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

     At December 31, 1998, the Company's recorded investment in impaired loans was $1,932 with an allowance of $500. At December 31, 1997, the Company's recorded investment in impaired loans was $4,443 with an allowance of $718. During 1998 and 1997, the average recorded investment in impaired loans was $2,736 and $6,473, respectively.

     The Company recognized $251, $nil and $nil of interest income related to impaired loans for the years ended December 31, 1998, 1997 and 1996, respectively.

     The following table presents changes in the allowance for investment losses related to all loans:


                                                                      1998             1997              1996
                                                                -     ----       -     ----        -     ----
    Balance, January 1                                                $3,718           $2,370         $      --
    Provision for investment losses                                    4,782            1,805             2,370
    Loan payoffs                                                          --             (457)               --
                                                                  ----------          -------         ---------
    Balance, December 31                                              $8,500           $3,718            $2,370
                                                                      ======           ======            ======

     Net investment income for the years ended December 31 is summarized as follows:

                                                                     1998              1997             1996
                                                                -    -----       --    -----       -    ----
    Interest on fixed maturities                                     $285,260         $278,736          $230,559
    Interest on mortgage loans                                         65,351           55,085            41,010
    Interest on cash equivalents                                          137              704             1,402
    Other                                                              (2,493)           1,544             1,194
                                                                   -----------   -------------       -----------
                                                                      348,255          336,069           274,165
    Less investment expenses                                            8,036            3,801             2,446
                                                                  -----------      -----------       -----------
                                                                     $340,219         $332,268          $271,719
                                                                     ========         ========          ========


     Net realized gain (loss) on investments for the years ended December 31 is summarized as follows:

                                1998              1997             1996
                          --    ----       --     ----       --    ----
    Fixed maturities          $    863          $ 1,638           $(2,888)
    Mortgage loans              (4,816)          (1,348)           (2,370)
    Other investments             (835)            (799)               --
                              --------           ------        ----------
                               $(4,788)         $  (509)          $(5,258)
                               =======          =======           =======

     Changes in net unrealized appreciation (depreciation) of investments for the years ended December 31 are summarized as follows:

                                                                      1998              1997             1996
                                                                --    ----       --     ----       --    ----
    Fixed maturities available for sale                              $(8,032)         $57,188          $(31,970)


3.    Income taxes

     The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

     The income tax expense (benefit) for the years ended December 31, consists of the following:

                                     1998              1997             1996
                               --    ----       --     ----       --    ----
    Federal income taxes:
      Current                      $ 23,227          $17,668            $7,124
      Deferred                       (9,591)          (2,485)            5,084
                                  ---------         --------           -------
                                     13,636           15,183            12,208

    State income taxes-current          759            1,462               704
                                -----------        ---------          --------
    Income tax expense             $ 14,395          $16,645           $12,912
                                   ========          =======           =======

     Increases (decreases) to the federal income tax provision applicable to pretax income based on the statutory rate, for the years ended December 31, are attributable to:


                                                           1998                      1997                     1996
                                                       -----------                --------                  -------
                                               Provision      Rate      Provision    Rate        Provision    Rate
     Federal income taxes based
       on the statutory rate                    $13,972     35.0%         $15,735    35.0%        $12,507    35.0%
     Increases (decreases) are attributable to :
         Tax-excluded interest                      (35)    (0.1)             (41)   (0.1)            (53)   (0.1)
           State tax, net of federal benefit        493      1.2              956     2.1             459     1.3
     Other, net                                     (35)       --              (5)       --            (1)          --
                                                 ------    ------         -------    ------        ------       ------
Federal income taxes                            $14,395     36.1%         $16,645    37.0%        $12,912    36.2%
                                                =======     ====          =======    ====         =======    ====


     Significant components of the Company's deferred income tax assets and liabilities as of December 31 are as follows:

    Deferred income tax assets:                   1998              1997
                                                --------         -------
    Policy reserves                               $51,298           $54,468
    Other                                           2,214             1,736
                                                ---------           -------
         Total deferred income tax assets          53,512            56,204
                                                 --------            ------

    Deferred income tax liabilities:
    Deferred policy acquisition costs              52,908            63,630
    Investments                                    23,803            28,175
                                                 --------            ------
         Total deferred income tax liabilities    _76,711            91,805
                                                  -------          --------
         Net deferred income tax liabilities      $23,199           $35,601
                                                  =======           =======

     The Company is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred income tax assets and, therefore, no such valuation allowance has been established.

4.   Stockholder's equity

     Retained earnings available for distribution as dividends to IDS Life are limited to the Company's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. Statutory unassigned surplus aggregated $45,716 and $17,392 as of December 31, 1998 and 1997, respectively. In addition, dividends in excess of $37,902 would require approval by the Insurance Department of the state of Indiana.

     Statutory net income and stockholder's equity as of December 31, are summarized as follows:

                                       1998              1997             1996
                                     --------         ---------        -------
    Statutory net income              $ 37,902        $   23,589     $    9,138
    Statutory stockholder's equity     330,588           302,264        250,975

5.   Related party transactions

     On December 31, 1998, the Company purchased interest rate floors from IDS Life and entered into an interest rate swap with IDS Life to manage its exposure to interest rate risk. The interest rate floors had a carrying amount of $6,651 and $8,400 at December 31, 1998 and 1997, respectively. The interest rate swap is an off balance sheet transaction.

     The Company has no employees. Charges by IDS Life for services and use of other joint facilities aggregated $28,482, $24,535 and $17,936 for the years ended December 31, 1998, 1997 and 1996, respectively. Certain of these costs are included in deferred policy acquisition costs.

6.   Lines of credit

     The Company has an available line of credit with AEFC aggregating $50,000. The rate for the line of credit is the parent's cost of funds, established by reference to various indices plus 20 to 45 basis points, depending on the term. There were no borrowings outstanding under this agreement at December 31, 1998 or 1997.

7.   Derivative financial instruments

     The Company enters into transactions involving derivative financial instruments to manage its exposure to interest rate risk, including hedging specific transactions. The Company does not hold derivative instruments for trading purposes. The Company manages risks associated with these instruments as described below.

     Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions.

     Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, and requiring collateral, where appropriate. A vast majority of the Company's counterparties are rated A or better by Moody's and Standard & Poor's.

     Credit risk related to interest rate caps and floors is measured by replacement cost of the contracts. The replacement cost represents the fair value of the instruments.

     The notional or contract amount of a derivative financial instrument is generally used to calculate the cash flows that are received or paid over the life of the agreement. Notional amounts are not recorded on the balance sheet. Notional amounts far exceed the related credit exposure.

     The Company's holdings of derivative financial instruments are as follows:


                                 Notional         Carrying            Fair         Total Credit
    December 31, 1998             Amount            Amount            Value          Exposure
    -----------------             ------       -    ------      --    -----          --------
      Assets:
        Interest rate caps      $   900,000         $  5,452         $  1,518          $  1,518
        Interest rate floors      1,000,000            6,651           17,798            17,798
        Interest rate swaps       1,000,000               --               --                --
                                               -------------     ------------     -------------
                                                     $12,103          $19,316           $19,316
                                          =          =======          =======           =======


7.   Derivative financial instruments (continued)

                                                  Notional         Carrying            Fair         Total Credit
    December 31, 1997                              Amount            Amount            Value           Exposure
    -----------------                         -    ------       --   ------      --    -----       --  --------
      Assets:
        Interest rate caps                       $   900,000         $  7,624         $  5,340          $  5,340
        Interest rate floors                       1,000,000            8,400            8,400             8,400
        Interest rate swaps                        1,000,000               --               --                --
                                                                -------------     ------------      ------------
                                                                      $16,024          $13,740           $13,740
                                                                      =======          =======           =======

     The fair values of derivative financial instruments are based on market values, dealer quotes or pricing models. All interest rate caps, floors and swaps will expire on various dates from 2000 to 2003.

     Interest rate caps, floors and swaps are used to manage the Company's exposure to interest rate risk. These instruments are used primarily to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders.

8.   Fair values of financial instruments

     The Company discloses fair value information for most on- and off-balance sheet financial instruments for which it is practicable to estimate that value. Fair value of life insurance obligations, receivables and all non-financial instruments, such as deferred acquisition costs are excluded. Off-balance sheet intangible assets are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                                                                December 31,
                                                                1998                              1997
                                                               --------                        --------
                                                         Carrying          Fair          Carrying         Fair
    Financial Assets                                      Amount          Value           Amount          Value
    Investments:
    Fixed maturities (Note 2):
       Held to maturity                                  $1,081,193      $1,126,732      $1,186,682      $1,223,108
       Available for sale                                 2,594,858       2,594,858       2,685,799       2,685,799
    Mortgage loans on real estate (Note 2)                  815,806         874,064         738,052         775,869
    Derivative financial instruments (Note 7)                12,103          19,316          16,024          13,740
    Separate account assets (Note 1)                        123,185         123,185          62,087          62,087

    Financial Liabilities
    Future policy benefits for fixed annuities           $4,152,059      $4,000,789      $4,330,173      $4,152,471
    Separate account liabilities                            123,185         115,879          62,087          58,116

     At December 31, 1998 and 1997, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $14,793 and $13,040, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 1998 and 1997.

     The fair values of deferred annuities and separate account liabilities are estimated as the carrying amount less applicable surrender charges. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 1998 and 1997.

9.   Commitments and contingencies

     A number of lawsuits have been filed against life and health insurers in jurisdictions in which the Company conducts business involving insurers' sales practices, alleged agent misconduct, failure to properly supervise agents, and other matters. The Company, along with AEFC and its insurance subsidiaries, has been named as a defendant in one of these types of actions.

     The plaintiffs purport to represent a class consisting of all persons who purchased policies or contracts from IDS Life and its subsidiaries. The complaint puts at issue various alleged sales practices and misrepresentations, alleged breaches of fiduciary duties and alleged violations of consumer fraud statutes. IDS Life and its subsidiaries believe they have meritorious defenses to the claims raised in this lawsuit.

     The outcome of any litigation cannot be predicted with certainty. In the opinion of management, however, the ultimate resolution of this lawsuit should not have a material adverse effect on the Company's financial position.

10.  Year 2000 Issue (Unaudited)

     The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of the Company. All of the major systems used by the Company are maintained by AEFC and are utilized by multiple subsidiaries and affiliates of the AEFC. The Company's business is heavily dependent upon the AEFC's computer systems and has significant interactions with systems of third parties.

     A comprehensive review of AEFC's computer systems and business processes, including those specific to the Company, has been conducted to identify the major systems that could be affected by the Year 2000 issue. Steps are being taken to resolve any potential problems including modification to existing software and the purchase of new software. These measures are scheduled to be completed and tested on a timely basis. AEFC's target date for substantially completing corrective measures on business critical systems was December 31, 1998. Substantial testing of these systems is targeted for completion early in 1999. AEFC is currently on track with this schedule and is also on track to finish the work on non-critical systems by June 30, 1999.

     AEFC continues to evaluate the Year 2000 readiness of advisors and other third parties whose system failures could have an impact on the Company's operations. The potential materiality of any such impact is not known at this time.


10. Year 2000 Issue (Unaudited) (continued)

     AEFC's Year 2000 project includes establishing Year 2000 contingency plans for all key business units. Business continuation plans, which address business continuation in the event of a system disruption, are in place for all key business units. These plans are being amended to include specific Year 2000 considerations and will continue to be refined throughout 1999 as additional information related to potential Year 2000 exposure is gathered.

PART C.

Item 24. Financial Statements and Exhibits

(a)      Financial Statements included in Part B of this Registration Statement:

         The audited financial statements of American Enterprise Life Insurance Company including:

              -   Balance sheets as of Dec. 31, 1998 and 1997; and
              - Related statements of income, stockholder's equity and cash flows for the years ended Dec. 31, 1998, 1997 and 1996.
              -   Notes to Financial Statements.
              -   Report of Independent Auditors dated February 4, 1999.

(b)      Exhibits:

1.1 Resolution of the Executive Committee of the Board of Directors of American Enterprise Life establishing the American Enterprise Variable Annuity Account dated July 15, 1987, filed electronically as Exhibit 1 to the Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated herein by reference.

1.2 Resolution of the Board of Directors of American Enterprise Life establishing sixteen additional subaccounts within the separate account dated January 20, 1999, filed as Exhibit 1.2 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-67595, filed on or about February 19, 1999, is incorporated herein by reference.

2.        Not applicable.

3.1 Form of Selling Agreement among American Enterprise Life Insurance Company, American Express Service Corporation and Goldman, Sachs & Co. and Goldman Sachs Insurance Agency, Inc. is filed electronically herewith.

3.2       Form of General Agent Agreement to be filed by amendment.

3.3 Copy of Variable Annuity Principal Underwriting Agreement by and between American Express Life Insurance Company and American Express Service Corporation dated February 1, 1999 is filed electronically herewith.

4.1 Form of Deferred Annuity Contract (form 43350) filed as Exhibit 4.1 to the Registration Statement No. 333-6795, filed on or about November 20, 1998, is incorporated herein by reference.

4.2 Form of Roth IRA Endorsement (form 43353) filed as Exhibit 4.2 to the Registration Statement No. 333-6795, filed on or about November 20, 1998, is incorporated herein by reference.

4.3 Form of SEP-IRA Endorsement (form 43352) filed as Exhibit 4.3 to the Registration Statement No. 333-6795, filed on or about November 20, 1998, is incorporated herein by reference.

5. Form of Variable Annuity Application (form 43351) filed as Exhibit 5 to the Registration Statement No. 333-6795, filed on or about November 20, 1998, is incorporated herein by reference.

6.1 Amendment and Restatement of Articles of Incorporation of American Enterprise Life dated July 29, 1986, filed electronically as Exhibit
          6.1 to the Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated herein by reference.

6.2       Amended By-Laws of American  Enterprise Life, filed  electronically as
          Exhibit 6.2 to the Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated herein by reference.

7.        Not applicable.

8.        Copy of Participation Agreement to be filed by amendment.

9. Opinion of counsel and consent to its use as to the legality of the securities being registered is filed electronically herewith.

10.       Consent of Independent Auditors is filed electronically herewith.

11.       None.

12.       Not applicable.

13. Copy of schedule for computation of each performance quotation provided in the Registration Statement in response to Item 21, filed electronically as Exhibit 13 to the Initial Registration Statement No. 33-54471, filed on or about July 5, 1994, is incorporated herein by reference.

14.1 Power of Attorney to sign this Registration Statement, dated March 28, 1997, filed electronically as Exhibit 15 to Post-Effective Amendment No. 7 to Registration Statement No. 33-54471, is incorporated herein by reference.

14.2 Power of Attorney to sign this Registration Statement, dated April 9, 1998, filed electronically as Exhibit 15.2 to Post-Effective Amendment No. 10 to Registration Statement No. 33-54471, is incorporated herein by reference.

Item 25. Directors and Officers of the Depositor (American Enterprise Life Insurance Company)


Name                                  Principal Business Address             Positions and Offices with Depositor
------------------------------------- -------------------------------------- --------------------------------------
James E. Choat                        IDS Tower 10                           Director, President and Chief
                                      Minneapolis, MN  55440                 Executive Officer

Lorraine R. Hart                      IDS Tower 10                           Vice President, Investments
                                      Minneapolis, MN  55440

Jeffrey S. Horton                     IDS Tower 10                           Vice President and Treasurer
                                      Minneapolis, MN  55440

Richard W. Kling                      IDS Tower 10                           Director and Chairman of the Board
                                      Minneapolis, MN  55440

Bruce A. Kohn                         IDS Tower 10                           Vice President, Group Counsel and
                                      Minneapolis, MN  55440                 Assistant Secretary

Paul S. Mannweiler                    Indianapolis Power and Light           Director
                                      One Monument Circle
                                      P.O. Box 1595
                                      Indianapolis, IN  46206-1595

Paula R. Meyer                        IDS Tower 10                           Director and Executive Vice
                                      Minneapolis, MN  55440                 President, Assured Assets

Mary Ellyn Minenko                    IDS Tower 10                           Vice President, Group Counsel and
                                      Minneapolis, MN  55440                 Assistant Secretary

Stuart A. Sedlacek                    IDS Tower 10                           Executive Vice President
                                      Minneapolis, MN  55440

F. Dale Simmons                       IDS Tower 10                           Vice President, Real Estate Loan
                                      Minneapolis, MN  55440                 Management






William A. Stoltzmann                 IDS Tower 10                           Director, Vice President, General
                                      Minneapolis, MN  55440                 Counsel and Secretary

Philip C. Wentzel                     IDS Tower 10                           Vice President and Controller
                                      Minneapolis, MN 55440

Item 26.          Persons Controlled by or Under Common Control with the Depositor or Registrant

                  American  Enterprise Life Insurance  Company is a wholly-owned
                  subsidiary   of  IDS  Life   Insurance   Company  which  is  a
                  wholly-owned   subsidiary   of  American   Express   Financial
                  Corporation.  American  Express  Financial  Corporation  is  a
                  wholly-owned  subsidiary of American Express Company (American
                  Express).

                  The following list includes the names of major subsidiaries of American Express.

                                                                                        Jurisdiction of
Name of Subsidiary                                                                      Incorporation

I. Travel Related Services

     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.                                                         Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Partners LLC                                                      Delaware
     Advisory Capital Strategies Group Inc.                                             Minnesota
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Express Asset Management Group Inc.                                       Minnesota
     American Express Asset Management International Inc.                               Delaware
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Client Service Corporation                                        Minnesota
     American Express Corporation                                                       Delaware
     American Express Financial Advisors Inc.                                           Delaware
     American Express Financial Advisors Japan Inc.                                     Delaware
     American Express Financial Corporation                                             Delaware
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of Oregon Inc.                                   Oregon
     American Express Minnesota Foundation                                              Minnesota
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Mississippi Inc.            Mississippi
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.           Pennsylvania
     American Express Trust Company                                                     Minnesota
     American Partners Life Insurance Company                                           Arizona
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Certificate Company                                                            Delaware
     IDS Futures Brokerage Group                                                        Minnesota
     IDS Futures Corporation                                                            Minnesota




     IDS Insurance Agency of Alabama Inc.                                               Alabama
     IDS Insurance Agency of Arkansas Inc.                                              Arkansas
     IDS Insurance Agency of Massachusetts Inc.                                         Massachusetts
     IDS Insurance Agency of Mississippi Ltd.                                           Mississippi
     IDS Insurance Agency of New Mexico Inc.                                            New Mexico
     IDS Insurance Agency of North Carolina Inc.                                        North Carolina
     IDS Insurance Agency of Ohio Inc.                                                  Ohio
     IDS Insurance Agency of Texas Inc.                                                 Texas
     IDS Insurance Agency of Utah Inc.                                                  Utah
     IDS Insurance Agency of Wyoming Inc.                                               Wyoming
     IDS Life Insurance Company                                                         Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Plan Services of California, Inc.                                              Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Real Estate Services, Inc.                                                     Delaware
     IDS Realty Corporation                                                             Minnesota
     IDS Sales Support Inc.                                                             Minnesota
     Investors Syndicate Development Corp.                                              Nevada
     Public Employee Payment Company                                                    Minnesota

Item 27.          Number of Contract owners

                  Not applicable.

Item 28.          Indemnification

                  The By-Laws of the depositor provide that the Corporation shall have the power to indemnify a director, officer, agent or employee of the Corporation pursuant to the provisions of applicable statues or pursuant to contract.

                  The Corporation may purchase and maintain insurance on behalf of any director, officer, agent or employee of the Corporation against any liability asserted against or incurred by the director, officer, agent or employee in such capacity or arising out of the director's, officer's, agent's or employee's status as such, whether or not the Corporation would have the power to indemnify the director, officer, agent or employee against such liability under the provisions of applicable law.

                  The By-Laws of the depositor provide that it shall indemnify a director, officer, agent or employee of the depositor pursuant to the provisions of applicable statutes or pursuant to contract.

                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 29. Principal Underwriters.

(a) American Express Service Corporation acts as principal underwriter for the following investment companies:

         Strategist Income Fund, Inc.;  Strategist Growth Fund, Inc.; Strategist
         Growth and Income Fund, Inc.;  Strategist World Fund, Inc.;  Strategist
         Tax-Free  Income  Fund,  Inc.,  APL  Variable  Annuity  Account  1, ACL
         Variable Annuity Account 1 and IDS Certificate Company.

(b) As to each director, officer or partner of the principal underwriter:


Name and Principal Business Address        Position and Offices with Underwriter   Offices with Registrant
------------------------------------------ --------------------------------------- ---------------------------
Ward D. Armstrong                          Vice President                          None
IDS Tower 10
Minneapolis, MN  55440

John C. Boeder                             Vice President                          None
IDS Tower 10
Minneapolis, MN  55440

Cynthia M. Carlson                         Vice President                          None
IDS Tower 10
Minneapolis, MN  55440

John R. Cattau                             Vice President                          None
American Express Tower
World Financial Center
New York, NY  10285

Colleen Curran                             Vice President and Chief Legal Counsel  None
IDS Tower 10
Minneapolis, MN  55440

David R. Hubers                            Director and President                  None
IDS Tower 10
Minneapolis, MN  55440

James A. Jacobs                            Vice President                          None
IDS Tower 10
Minneapolis, MN  55440

Nancy E. Jones                             Vice President                          None
IDS Tower 10
Minneapolis, MN  55440

Verna J. Kaufman                           Vice President                          None
IDS Tower 10
Minneapolis, MN  55440

Richard W. Kling                           Vice President                          None
IDS Tower 10
Minneapolis, MN  55440

Timothy S. Meehan                          Secretary                               None
IDS Tower 10
Minneapolis, MN  55440



James A. Mitchell                          Director and Senior Vice President      Board member and President
IDS Tower 10
Minneapolis, MN  55440

Julia K. Morton                            Vice President and Chief Financial      None
IDS Tower 10                               Officer
Minneapolis, MN  55440

Ann M. Richter                             Vice President and Chief Compliance     None
IDS Tower 10                               Officer
Minneapolis, MN  55440

Item 29(c).

                        Net Underwriting
Name of Principal       Discounts and         Compensation         Brokerage
Underwriter             Commissions           Redemption           Commissions           Compensation
----------------------- --------------------- -------------------- --------------------- --------------------
American Express        None                  None                 None                  None
Service Corporation

Item 30.     Location of Accounts and Records

             American Enterprise Life Insurance Company
             IDS Tower 10
             Minneapolis, MN  55402

Item 31.     Management Services

             Not applicable.

Item 32. Undertakings

         (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

         (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

         (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to American Enterprise Life Contract Owner Service at the address or phone number listed in the prospectus.

         (d) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, American Enterprise Life Insurance Company, on behalf of the Registrant, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the 28th day of April, 1999.

                           AMERICAN ENTERPRISE VARIABLE ANNUITY ACCOUNT
                                  (Registrant)

                           By American Enterprise Life Insurance Company
                                    (Sponsor)

                           By /s/   James E. Choat*
                                    James E. Choat
                 Director, President and Chief Executive Officer

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on the 28th day of April, 1999.

Signature                             Title

/s/  James E. Choat*                  Director, President and
     James E. Choat                   Chief Executive Officer

/s/  Jeffrey S. Horton**              Vice President and Treasurer
     Jeffrey S. Horton

/s/  Richard W. Kling*                Director and Chairman of the Board
     Richard W. Kling

/s/  Paul S. Mannweiler*              Director
     Paul S. Mannweiler

/s/  William A. Stoltzmann*           Director, Vice President, General
     William A. Stoltzmann            Counsel and Secretary

/s/  Philip C. Wentzel**              Vice President and Controller
     Philip C. Wentzel


*Signed pursuant to Power of Attorney, dated March 28, 1997, filed electronically as Exhibit 15 to Post-Effective Amendment No. 7 to Registration Statement No. 33-54471, filed on or about April 23, 1997, incorporated herein by reference.

**Signed pursuant to Power of Attorney, dated April 9, 1998, filed electronically as Exhibit 15.2 to Post-Effective Amendment No. 10 to
Registration Statement No. 33-54471, filed on or about April 30, 1998, incorporated herein by reference.





By:
      Mary Ellyn Minenko

CONTENTS  OF  POST-EFFECTIVE  AMENDMENT  NO.  1 TO  REGISTRATION  STATEMENT  NO.
333-67595

This Amendment to the Registration Statement is comprised of the following papers and documents:

The Cover Page.

Part A.

         The prospectus.

Part B.

         Statement of Additional Information.

         Financial Statements

Part C.

         Other Information.

         The signatures.

Exhibits.